UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 4/30/18

Item 1.	Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Annual Report
and Shareholder Letter

April 30, 2018

Franklin Federal Tax-Free Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

The 12 months ended April 30, 2018, benefited from mostly upbeat economic data as the US job market continued to improve and the unemployment rate declined. Accordingly, the US Federal Reserve (Fed), under new chairman Jerome Powell, increased its range for the federal funds rate from 1.25% to 1.50% to a range of 1.50% to 1.75% at its March meeting and maintained its forecast of three rate increases in 2018, while upgrading its economic forecasts for 2018 and 2019. This was the Fed’s third rate hike for the 12 months, following June and December of 2017. Shortly after the reporting period, the Fed left its range unchanged at its May 2018 meeting and expressed confidence that inflation was moving closer to its goal.

During the 12 months, the municipal bond market posted modest performance similar to other US fixed income classes, with generally higher returns for longer term and lower rated municipal bonds. Factors contributing to this positive investment environment for municipals included relatively low inflation, stagnant wage growth and international political concerns. Federal government fiscal reform uncertainty also benefited tax-free municipals during most of the period, despite some volatility in reaction to the government’s tax code efforts.

Franklin Federal Tax-Free Income Fund’s annual report includes more detail about municipal bond market conditions and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds can provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. We appreciate your confidence in us and encourage you to contact us when

Not FDIC Insured | May Lose Value | No Bank Guarantee

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you have questions about your Franklin Templeton tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Federal Tax-Free Income Fund

Sheila Amoroso

Rafael R. Costas, Jr.

Senior Vice Presidents and Co-Directors

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of April 30, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Annual Report

Franklin Federal Tax-Free Income Fund

This annual report for Franklin Federal Tax-Free Income Fund covers the fiscal year ended April 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.1

Credit Quality Composition*

4/30/18

Ratings	% of Total Investments

AAA	11.09%

AA	46.90%

A	20.19%

BBB	3.91%

Below Investment Grade	1.18%

Refunded	15.86%

Not Rated	0.87%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.02 on April 30, 2017, to $11.68 on April 30, 2018. The Fund’s Class A shares paid dividends totaling 44.35 cents per share for the reporting period.2 The

Performance Summary beginning on page 6 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.59% based on an annualization of April’s 3.65 cent per share dividend and the maximum offering price of $12.20 on April 30, 2018. An investor in the 2018 maximum federal personal income tax bracket of 37.00% (plus 3.80% Medicare tax) would need to earn a distribution rate of 6.06% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. During the period under review, the Fund experienced a reduction of its monthly dividend. While there are many factors that can impact a fund’s ability to distribute dividends, the primary reason for the dividend cut was due to bonds maturing or being called away by issuers, which were purchased by the Fund at yields greater than the prevailing market yields.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

The municipal bond market outperformed the US Treasury market but underperformed US stock markets during the 12-month period ended April 30, 2018. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, generated a +1.56% total return for the period, while US Treasuries, as measured by the Bloomberg Barclays US Treasury Index, had a -1.07% total return.3 Both high-yield corporate bonds and high-yield municipal bonds outperformed their investment-grade counterparts. US stocks, as represented by the Standard & Poor’s® 500 Index, outperformed both municipals and US Treasuries with a +13.27% total return for the reporting period.3 US stocks generated strong returns through the first nine months of the

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all net investment income distributions for the period shown. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 16.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

reporting period, but experienced a significant bout of volatility in early February that led to losses in that month and reduced overall returns. Multiple factors, including recent indications of rising interest rates and proposed steel and aluminum tariffs, contributed to the volatility in stock markets and also drove losses in both the municipal bond market and US Treasury market during the year-to-date 2018.

Municipal issuance during the reporting period totaled $419 billion, a modest 3% decline from total issuance in the previous 12-month period ended April 30, 2017.4 Impending tax reform contained potential implications for the municipal bond market and caused a deluge of supply in December, as issuers rushed to market before the end of the 2017. December supply of $63 billion and fourth-quarter 2017 supply of $145 billion eclipsed previous monthly and quarterly records of municipal bond issuance, respectively.4 Despite this extraordinary supply pressuring the market, strong demand buoyed returns through the end of 2017. However, diminished issuance ($94 billion in the year-to-date 2018, a 23% decline from the same time period in 2017),4 heavy dealer inventories and selling pressures in 2018 led municipals to have a -1.46% total return year-to-date in 2018, as measured by the Bloomberg Barclays Municipal Bond Index.3 Municipal performance slightly outperformed US Treasuries, which had a total return of -1.98% during the same period.3

After accounting for redemptions (bonds that matured or were called out of the market), net issuance stood at $64 billion in 2017, which marked a third consecutive year of positive net issuance.5 Net issuance turned negative in the first four months of 2018, standing at -$11 billion at period-end.5 According to the Investment Company Institute, municipal bond funds reported inflows for nine of the 12 months of the reporting period, with the only negative flows occurring in December 2017 and in February and April of 2018. The total inflows for the period were approximately $25 billion.6

The Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its December 2017 meeting and another 0.25% at its March 2018 meeting. The target range stood at 1.50%–1.75% at period-end. The Fed also increased the discount rate 0.25% to 2.00% in December and another 0.25% at the March 2018 meeting, to finish the period at 2.25%. The Fed cited a strengthening economic outlook and strong labor market conditions in its press release following the March 2018

Dividend Distributions*

5/1/17–4/30/18

	Dividend per Share (cents)
Month	Class A	Class M**	Class C	Class R6***	Advisor Class
May	3.90	—	3.34	—	4.00
June	3.80	—	3.25	—	3.90
July	3.75	—	3.20	—	3.85
August	3.70	—	3.15	—	3.80
September	3.65	—	3.09	3.79	3.75
October	3.65	—	3.09	3.79	3.75
November	3.65	—	3.09	3.79	3.75
December	3.65	—	3.10	3.79	3.75
January	3.65	—	3.10	3.79	3.75
February	3.65	3.75	3.10	3.79	3.75
March	3.65	3.74	3.10	3.78	3.74
April	3.65	3.74	3.10	3.78	3.74
Total	44.35	11.23	37.71	30.30	45.53

*The distribution amount is the sum of all net investment income distributions for the period shown. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 1/25/18, the Fund began offering Class M shares. See the prospectus for details.

***Effective 8/1/17, the Fund began offering Class R6 shares. See the prospectus for details.

decision. In total, the Fed raised the target range three times in 2017 (March, June, and December), and once so far in 2018.

Investors continued to favor risky assets through most of the period. Municipal bonds with longer maturities generally performed better than bonds with shorter maturities, and high yield tax-exempt bonds outperformed their investment-grade counterparts. During the 12-month reporting period, the Bloomberg Barclays High Yield Municipal Bond Index generated a +5.79% total return and the Bloomberg Barclays Municipal Long Bond (22+ Years) Index returned +3.25%.3

Several developments affected Puerto Rico bonds over the reporting period. Please visit franklintempleton.com/ investor/products/fund-resources/puerto-rico for the latest Puerto Rico updates from Franklin Templeton.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities,

4. Source: SIFMA.org, Bloomberg.

5. Source: Barclays Municipal Credit Research.

6. Source: Investment Company Institute.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Portfolio Composition

4/30/18

% of Total Investments*
Refunded**	23.35%
Utilities	18.38%
Transportation	14.54%
General Obligation	11.58%
Hospital & Health Care	11.37%
Subject to Government Appropriations	7.16%
Higher Education	5.23%
Tax-Supported	4.47%
Other Revenue	2.62%
Corporate-Backed	0.75%
Housing	0.55%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Our value-oriented philosophy of investing primarily for income and stability of principal, when combined with a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, led us to favor longer term bonds during the period under review. Consistent with our strategy, we sought to remain invested in bonds ranging from 15 to 30 years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to maintain its positions in higher coupon bonds, which provided income performance during the reporting period. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The Fund holds a very small portion of its assets in Puerto Rico bonds, which decreased in price over the period. Puerto Rico and its municipal issuers continue to experience significant financial difficulties and we continue to monitor developments affecting them.

Thank you for your continued participation in Franklin Federal Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of April 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Performance Summary as of April 30, 2018

The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 4/30/18

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A
1-Year	+0.85%	-3.41%
5-Year	+10.61%	+1.15%
10-Year	+48.82%	+3.61%

Advisor
1-Year	+0.95%	+0.95%
5-Year	+11.16%	+2.14%
10-Year	+50.36%	+4.16%

Share Class	Distribution Rate[3]	Taxable Equivalent Distribution Rate[4]	30-Day Standardized Yield[5]	Taxable Equivalent 30-Day Standardized Yield[4]
A	3.59%	6.06%	2.00%	3.38%
Advisor	3.84%	6.49%	2.19%	3.70%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (5/1/08–4/30/18)

Advisor Class (5/1/08–4/30/18)

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	4/30/18	1/25/18	8/1/17	4/30/17	Change
A (FKTIX)	$11.68	N/A	N/A	$12.02	-$0.34
M (TBD)	$11.69	$11.89	N/A	N/A	-$0.20
C (FRFTX)	$11.68	N/A	N/A	$12.01	-$0.33
R6 (FFTQX)	$11.69	N/A	$12.03	N/A	-$0.34
Advisor (FAFTX)	$11.69	N/A	N/A	$12.03	-$0.34

Distributions (5/1/17–4/30/18)

Share Class	Net Investment Income
A	$0.4435
M (1/25/18-4/30/18)	$0.1123
C	$0.3771
R6 (8/1/17-4/30/18)	$0.3030
Advisor	$0.4553

Total Annual Operating Expenses[8]

Share Class
A	0.62%
Advisor	0.52%

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Advisor Class) per share on 4/30/18.

4. Taxable equivalent distribution rate and yield assume the 2018 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

6. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch.

7. Source: Bureau of Labor Statistics, bls.gov/cpi. The Consumer Price Index is a commonly used measure of the inflation rate.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value[1]	Ending Account Value 4/30/18	Expenses Paid During Period[2,3,4]	Ending Account Value 4/30/18	Expenses Paid During Period 11/1/17–4/30/18[3,4]	Net Annualized Expense Ratio[4]
A	$1,000	$993.10	$3.11	$1,021.67	$3.16	0.63%
M	$1,000	$992.60	$1.37	$1,022.17	$2.66	0.53%
C	$1,000	$991.20	$5.83	$1,018.94	$5.91	1.18%
R6	$1,000	$993.80	$2.47	$1,022.32	$2.51	0.50%
Advisor	$1,000	$993.60	$2.62	$1,022.17	$2.66	0.53%

1. For Classes A, C, R6 and Advisor, 11/1/17 for Actual and Hypothetical. For Class M, 1/25/18 for Actual and 11/1/17 for Hypothetical.

2. For Classes A, C, R6 and Advisor, 11/1/17–4/30/18. For Class M, 1/25/18–4/30/18.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period. The multiplier is 95/365 for Actual Class M expenses to reflect the number of days since inception.

4. Reflects expenses after fee waivers and expense reimbursements, for Class R6.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Financial Highlights

	Year Ended April 30,
	2018	2017	2016	2015	2014

Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.02	$12.48	$12.45	$12.22	$12.79

Income from investment operations[a]:
Net investment income[b]	0.44	0.47	0.48	0.47	0.49
Net realized and unrealized gains (losses)	(0.34)	(0.47)	0.02	0.23	(0.57)

Total from investment operations	0.10	—	0.50	0.70	(0.08)

Less distributions from net investment income	(0.44)	(0.46)	(0.47)	(0.47)	(0.49)

Net asset value, end of year	$11.68	$12.02	$12.48	$12.45	$12.22

Total return[c]	0.85%	0.01%	4.16%	5.82%	(0.49)%

Ratios to average net assets
Expenses	0.63%	0.62%	0.61%	0.62%	0.62%
Net investment income	3.66%	3.82%	3.87%	3.80%	4.11%

Supplemental data
Net assets, end of year (000’s)	$8,616,659	$9,342,715	$8,384,079	$8,505,853	$8,243,367
Portfolio turnover rate	16.46%	13.86%	6.07%	5.49%	8.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Year Ended April 30, 2018[a]

Class M

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$11.89

Income from investment operations[b]:
Net investment income[c]	0.12
Net realized and unrealized gains (losses)	(0.21)

Total from investment operations	(0.09)

Less distributions from net investment income	(0.11)

Net asset value, end of year	$11.69

Total return[d]	(0.74)%

Ratios to average net assets[e]

Expenses	0.53%

Net investment income	3.76%

Supplemental data

Net assets, end of year (000’s)	$5

Portfolio turnover rate	16.46%

aFor the period January 25, 2018 (effective date) to April 30, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2018	2017	2016	2015	2014

Class C
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.01	$12.47	$12.44	$12.21	$12.78

Income from investment operations[a]:

Net investment income[b]	0.37	0.40	0.41	0.40	0.43

Net realized and unrealized gains (losses)	(0.32)	(0.47)	0.03	0.23	(0.58)

Total from investment operations	0.05	(0.07)	0.44	0.63	(0.15)

Less distributions from net investment income	(0.38)	(0.39)	(0.41)	(0.40)	(0.42)

Net asset value, end of year	$11.68	$12.01	$12.47	$12.44	$12.21

Total return[c]	0.37%	(0.55)%	3.59%	5.24%	(1.05)%

Ratios to average net assets

Expenses	1.18%	1.17%	1.16%	1.17%	1.17%

Net investment income	3.11%	3.27%	3.32%	3.25%	3.56%

Supplemental data

Net assets, end of year (000’s)	$1,220,402	$1,411,391	$1,215,034	$1,166,771	$1,120,471

Portfolio turnover rate	16.46%	13.86%	6.07%	5.49%	8.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	13

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Year Ended April 30, 2018[a]

Class R6

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.03

Income from investment operations[b]:

Net investment income[c]	0.34
Net realized and unrealized gains (losses)	(0.38)

Total from investment operations	(0.04)

Less distributions from net investment income	(0.30)

Net asset value, end of year	$11.69

Total return[d]	(0.32)%

Ratios to average net assets[e]

Expenses	0.49% [f]

Net investment income	3.80%

Supplemental data

Net assets, end of year (000’s)	$365,406

Portfolio turnover rate	16.46%

aFor the period August 1, 2017 (effective date) to April 30, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

14	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2018	2017	2016	2015	2014

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$12.03	$12.49	$12.46	$12.23	$12.80

Income from investment operations[a]:
Net investment income[b]	0.45	0.48	0.49	0.49	0.50
Net realized and unrealized gains (losses)	(0.33)	(0.47)	0.03	0.22	(0.57)

Total from investment operations	0.12	0.01	0.52	0.71	(0.07)

Less distributions from net investment income	(0.46)	(0.47)	(0.49)	(0.48)	(0.50)

Net asset value, end of year	$11.69	$12.03	$12.49	$12.46	$12.23

Total return	0.95%	0.11%	4.26%	5.92%	(0.39)%

Ratios to average net assets

Expenses	0.53%	0.52%	0.51%	0.52%	0.52%

Net investment income	3.76%	3.92%	3.97%	3.90%	4.21%

Supplemental data

Net assets, end of year (000’s)	$1,207,490	$1,633,602	$1,443,272	$1,689,267	$1,314,233

Portfolio turnover rate	16.46%	13.86%	6.07%	5.49%	8.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	15

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, April 30, 2018

	Principal Amount	Value
Municipal Bonds 98.7%
Alabama 1.6%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$14,300,000	$15,350,478
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	6,000,000	6,558,240
Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities, Refunding, 5.00%, 9/01/44	17,085,000	18,759,843
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	20,000,000	21,377,800
Birmingham Water Works Board Water Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 1/01/34	5,600,000	5,725,216
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/39	5,000,000	5,115,900
Series B, 5.00%, 1/01/38	3,500,000	3,808,770
Series B, 5.00%, 1/01/43	8,000,000	8,680,320
Subordinate, Refunding, Series B, 5.00%, 1/01/43	10,000,000	11,239,500
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,532,502
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,262,350
Chilton County Health Care Authority Limited Obligation Sales Tax Revenue, Chilton County Hospital Project, Series A, 5.00%, 11/01/40	8,425,000	8,777,586
[a]East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put, Series B, Pre-Refunded, 5.50%, 9/01/18	18,500,000	18,725,145
Limestone County Water and Sewer Authority Water Revenue, BAM Insured, 5.00%, 12/01/45	10,500,000	11,641,980
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	12,312,367
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,512,379
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, Pre-Refunded, 6.75%, 7/01/38	15,000,000	15,121,350

		182,501,726

Alaska 0.9%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21	5,000	5,018
Alaska Municipal Bond Bank GO,
Refunding, Series Three, 5.25%, 10/01/36	16,045,000	18,017,251
Refunding, Series Three, 5.00%, 10/01/39	12,950,000	14,133,371
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services, Series A, 5.00%, 10/01/40	10,000,000	10,610,700
Alaska State International Airports Revenue, Series C, 5.00%, 10/01/33	12,565,000	13,317,392
Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	9,711,203
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, Pre-Refunded, 6.00%, 9/01/32	30,000,000	31,619,700

		97,414,635

Arizona 2.7%
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.00%, 7/01/42	9,000,000	10,155,420
Arizona Board of Regents University of Arizona Revenue, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	10,000,000	10,975,800
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	8,874,595
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	15,020,055
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	10,440,700
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,200,150
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,423,600
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	15,702,150
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%, 7/01/38	15,500,000	16,762,010

16	Annual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Lake Havasu Wastewater System Revenue, senior lien, Refunding, Series B, AGMC Insured, 5.00%, 7/01/40	$15,000,000	$16,483,950
Maricopa County IDA Senior Living Facilities Revenue, Christian Care Retirement Apartments Inc. Project, Refunding, Series A, 5.00%, 1/01/36	5,000,000	5,559,450
Maricopa County IDAR, Banner Health, Series A, 4.00%, 1/01/41	10,000,000	10,217,000
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	10,380,900
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	19,505,400
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 4.00%, 7/01/40	25,000,000	25,714,750
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/40	24,000,000	25,485,120
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/32	6,000,000	7,592,940
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/34	5,000,000	6,376,450
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/35	9,860,000	12,654,718
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/32	21,095,000	21,868,554
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/34	10,000,000	10,366,700
Pima County IDA Lease Revenue, Clark County Detention Facility Project, 5.00%, 9/01/39	20,000,000	20,045,200
Pima County Sewer System Revenue, Obligations, AGMC Insured, Pre-Refunded, 5.00%, 7/01/25	7,000,000	7,448,490
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/36	10,000,000	10,972,000

		312,226,102

Arkansas 0.4%
Bentonville School District No. 6 GO, Construction and Refunding, Series B, 4.00%, 6/01/47	27,935,000	28,593,428
University of Arkansas Revenue,
Various Facilities, Fayetteville Campus, 5.00%, 11/01/47	6,500,000	7,428,785
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/37	3,100,000	3,398,034
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/42	9,360,000	10,241,150

		49,661,397

California 11.2%
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/28	24,000,000	24,726,000
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/34	9,530,000	9,818,282
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,349,450
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,587,520
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	29,964,235
California State Economic Recovery GO, Series A, Pre-Refunded, 5.25%, 7/01/21	28,580,000	29,750,351
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington, Refunding, Series A, 5.00%, 7/01/40	24,525,000	25,940,828
California State GO,
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,052
Various Purpose, 6.00%, 5/01/18	175,000	175,000
Various Purpose, 5.90%, 4/01/23	1,200,000	1,221,432
Various Purpose, 5.00%, 10/01/29	15,000,000	15,666,900
Various Purpose, 6.00%, 4/01/38	100,000,000	103,751,000
Various Purpose, 6.00%, 11/01/39	25,000,000	26,521,250
Various Purpose, 5.25%, 11/01/40	50,000,000	53,799,500
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	31,136,400
Various Purpose, FGIC Insured, 6.00%, 5/01/20	850,000	868,624
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	31,899,600

franklintempleton.com	Annual Report	17

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State GO, (continued)
Various Purpose, Refunding, 6.00%, 3/01/33	$12,000,000	$12,921,240
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	26,676,250
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, Pre-Refunded, 6.125%, 4/01/28	2,740,000	2,850,723
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded, 6.00%, 4/01/27	3,980,000	4,136,334
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded, 6.125%, 4/01/29	5,000,000	5,202,050
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	19,794,600
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	13,650,145
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,375,347
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	23,126,670
Various Capital Projects, Series G, Subseries G-1, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/24	5,000,000	5,242,550
Various Capital Projects, Series I, Pre-Refunded, 6.125%, 11/01/29	29,300,000	31,199,812
California Statewide CDA, PCR, Southern California Edison Co., Refunding, Series A, 4.50%, 9/01/29	14,830,000	15,555,484
California Statewide CDA Revenue, St. Joseph Health System, Series B, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	5,000,000	5,033,650
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.375%, 8/01/34	25,000,000	26,115,750
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.20%, 8/01/29	3,250,000	4,243,427
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.80%, 8/01/39	8,500,000	11,179,540
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn., 8/01/39	7,500,000	3,069,525
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/35	23,800,000	24,825,542
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	15,475,000	13,753,561
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	17,765,800
Refunding, Series A, 5.75%, 1/15/46	25,000,000	28,437,250
Refunding, Series A, 6.00%, 1/15/49	20,000,000	23,259,000
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, Series D, Pre-Refunded, zero cpn., 8/01/39	45,000,000	10,228,950
Jefferson UHSD San Mateo County GO,
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/35	10,500,000	3,132,990
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/40	10,000,000	1,970,600
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/41	13,590,000	2,462,644
Los Angeles Community College District GO, Election of 2008, Series C, Pre-Refunded, 5.25%, 8/01/39	30,000,000	32,268,600
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	25,485,000	27,065,835
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	50,000,000	53,101,500
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	22,677,000
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	39,092,060
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/34	5,000,000	5,215,450
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	17,313,625

18	Annual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
New Haven USD,
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/31	$2,055,000	$1,296,068
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/32	7,830,000	4,703,089
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/33	7,660,000	4,379,835
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 8/01/29	5,585,000	5,808,512
Rialto USD, GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	9,199,600
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.75%, 8/01/29	13,315,000	13,897,931
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	16,438,738
San Diego Public Facilities Financing Authority Water Revenue, Series B, Pre-Refunded, 5.375%, 8/01/34	15,000,000	15,669,450
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31	10,000,000	10,313,000
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	6,288,940
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	54,851,000
San Jose USD Santa Clara County GO, Election of 2012, Series E, 4.00%, 8/01/42	10,600,000	11,015,202
San Mateo UHSD,
GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	16,792,200
GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	6,065,000	4,886,995
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	50,000,000	42,632,500
Santa Ana USD,
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/35	10,000,000	5,180,400
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/36	18,865,000	9,323,272
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn., 8/01/37	10,000,000	4,728,000
Santa Clara County GO, Election of 2008, Series A, Pre-Refunded, 5.00%, 8/01/34	25,000,000	26,000,500
Upland USD, GO, San Bernardino County, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/39	50,075,000	13,535,272
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,109,860
West Contra Costa USD,
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/29	10,000,000	6,889,700
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/30	20,845,000	13,710,799
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/31	20,000,000	12,532,000
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/32	10,730,000	6,373,298
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A, zero cpn., 8/01/34	20,000,000	7,576,000

		1,273,272,089

Colorado 1.7%
Colorado Health Facilities Authority Revenue,
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/41	5,000,000	5,509,000
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	10,200,000	11,215,716
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	19,000,000	20,209,160
Hospital, Adventist Health System Sunbelt Obligated Group, Refunding, Series A, 5.00%, 11/15/41	30,505,000	33,888,920
Hospital, Health Facility Authority, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	20,000,000	20,572,200
Valley View Hospital Assn. Project, Pre-Refunded, 5.50%, 5/15/28	4,920,000	4,926,740

franklintempleton.com	Annual Report	19

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Colorado Health Facilities Authority Revenue, (continued)
Valley View Hospital Assn. Project, Pre-Refunded, 5.75%, 5/15/36	$7,000,000	$7,010,220
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP, Pre-Refunded, 5.50%, 11/01/27	10,000,000	10,187,300
Denver City and County Airport System Revenue,
Series C, NATL Insured, ETM, 6.125%, 11/15/25	3,590,000	4,248,586
Series C, NATL Insured, Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,563,556
Subordinate, Series B, 5.25%, 11/15/33	16,405,000	18,345,711
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Improvement, Assured Guaranty, Pre-Refunded, 6.25%, 12/01/30	6,000,000	6,404,400
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	27,405,200
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	11,021,400
University of Colorado Enterprise Revenue, Series A, Pre-Refunded, 5.375%, 6/01/32	3,500,000	3,631,705

		189,139,814

Connecticut 0.1%
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program, Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/38	5,000,000	5,034,750

District of Columbia 3.0%
District of Columbia Ballpark Revenue,
Series B-1, BHAC Insured, 5.00%, 2/01/24	12,120,000	12,166,177
Series B-1, BHAC Insured, 5.00%, 2/01/25	7,000,000	7,026,670
Series B-1, BHAC Insured, 5.00%, 2/01/26	9,950,000	9,987,910
District of Columbia Hospital Revenue,
Children’s Hospital Obligated Group Issue, Refunding, 5.00%, 7/15/40	6,830,000	7,525,840
Children’s Hospital Obligated Group Issue, SubSeries 1, AGMC Insured, Pre-Refunded, 5.45%, 7/15/35	40,655,000	41,369,308
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	10,583,000
Series A, 5.25%, 12/01/34	11,000,000	11,542,740
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	15,817,500
The Catholic University America, Refunding, Series B, 5.00%, 10/01/42	20,660,000	22,934,046
The Catholic University America, Refunding, Series B, 5.00%, 10/01/47	24,985,000	27,630,162
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured, 5.00%, 6/01/32	5,000,000	5,011,200
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn., 4/01/32	15,370,000	16,353,834
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/35	10,905,000	11,524,513
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/40	16,960,000	17,923,498
National Public Radio Inc. Issue, Pre-Refunded, 5.00%, 4/01/35	7,750,000	8,175,320
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	30,490,000	34,350,339
District of Columbia University Revenue, Georgetown University Issue, Series D, Pre-Refunded, 5.50%, 4/01/36	5,000,000	5,075,000
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Series A, Pre- Refunded, 6.00%, 10/01/35	8,000,000	8,141,440
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,083,950
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,315,150
Refunding, Series C, 5.25%, 10/01/27	10,745,000	10,897,794
Series A, 5.00%, 10/01/39	5,000,000	5,305,450
Series C, 5.00%, 10/01/26	10,235,000	10,370,102

20	Annual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured Guaranty, 6.50%, 10/01/41	$25,000,000	$31,463,000

		341,573,943

Florida 5.1%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B, Pre-Refunded, 7.00%, 4/01/39	6,500,000	6,797,570
Broward County HFAR,
MFH, Heron Pointe Apartments Project, Series A, SPA FHLMC, 5.65%, 11/01/22	400,000	402,960
MFH, Heron Pointe Apartments Project, Series A, SPA FHLMC, 5.70%, 11/01/29	225,000	226,184
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34	8,800,000	8,928,480
Cape Coral Water and Sewer Revenue,
Refunding, 5.00%, 10/01/39	10,000,000	11,313,900
Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/42	21,510,000	23,591,523
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	20,000	20,000
Central Expressway Authority Revenue, Refunding, BAM Insured, 5.00%, 7/01/38	6,750,000	7,702,358
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	21,195,400
Clearwater City Water and Sewer Revenue, Series A, Pre-Refunded, 5.25%, 12/01/39	7,000,000	7,368,900
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, SPA FHLMC, 5.75%, 9/01/29	1,890,000	1,910,053
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,490,450
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	17,500,000	20,624,450
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	5,213,410
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36	7,150,000	8,270,619
Greater Orlando Aviation Authority Airport Facilities Revenue, Priority Subordinated, Series A, 5.00%, 10/01/47	20,000,000	22,252,200
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,071,450
Tampa International Airport, Subordinated, Refunding, Series B, 5.00%, 10/01/44	10,000,000	10,884,700
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	6,508,450
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28	520,000	572,385
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%, 4/01/37	11,000,000	11,027,390
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,111,106
Martin Memorial Medical Center, AGMC Insured, 5.50%, 11/15/42	3,800,000	4,124,406
Miami Beach RDA Tax Increment Revenue, City Center/Historic Convention Village, Refunding, Series A, AGMC Insured, 5.00%, 2/01/44	12,000,000	13,311,240
Miami Beach Resort Tax Revenue, 5.00%, 9/01/40	11,000,000	12,178,100
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	20,000,000	20,953,400
Miami International Airport, Hub of the Americas, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/33	8,625,000	8,743,680
Miami International Airport, Hub of the Americas, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/38	5,640,000	5,717,606
Miami International Airport, Refunding, Series A, Assured Guaranty, 5.25%, 10/01/38	1,240,000	1,255,562
Miami International Airport, Refunding, Series B, 5.00%, 10/01/40	15,000,000	16,714,500
Miami International Airport, Series A, AGMC Insured, Pre-Refunded, 5.25%, 10/01/38	6,120,000	6,204,211
Miami International Airport, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/33	2,375,000	2,407,680

franklintempleton.com	Annual Report	21

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	$10,000,000	$10,887,400
Refunding, Series A, 5.00%, 7/01/32	6,375,000	6,943,331
Series A, 5.00%, 7/01/40	30,265,000	31,821,832
Miami-Dade County GO, Building Better Communities Program, Series B-1, Pre-Refunded, 5.75%, 7/01/33	20,000,000	20,132,600
Miami-Dade County School Board COP,
Master Lease Purchase Agreement, Refunding, Series A, 5.00%, 5/01/31	10,000,000	10,965,500
Master Lease Purchase Agreement, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/01/27	10,000,000	10,259,900
Miami-Dade County Special Obligation Revenue,
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,449,300
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	4,898,520
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,529,370
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, 5.00%, 7/01/35	7,000,000	7,819,630
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	21,745,200
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	6,000,000	6,614,100
Hospital, Orlando Health Obligated Group, Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	27,000,000	27,458,730
Presbyterian Retirement Communities Project, 5.00%, 8/01/47	14,000,000	15,199,520
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	15,000,000	15,679,050
Orlando-Orange County Expressway Authority Revenue,
Series A, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,314,900
Series C, Pre-Refunded, 5.00%, 7/01/40	15,000,000	15,944,700
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%, 10/01/28	10,000,000	10,156,300
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	16,787,430
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,610
Port St. Lucie Utility System Revenue,
Assured Guaranty, Pre-Refunded, 5.25%, 9/01/35	2,755,000	2,787,206
Refunding, Assured Guaranty, 5.25%, 9/01/35	245,000	247,724
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39	5,735,000	5,921,101
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida, Refunding, 5.00%, 8/15/42	15,000,000	16,757,400
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	907,773
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,156,359
Tampa-Hillsborough County Expressway Authority Revenue, 5.00%, 7/01/47	10,000,000	11,233,500
Tohopekaliga Water Authority Utility System Revenue, Refunding, 5.00%, 10/01/46	5,000,000	5,659,150
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,292,642

		583,276,101

Georgia 4.0%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured, 5.75%, 6/15/41	5,550,000	5,948,490
Athens-Clarke County Unified Government Water and Sewerage Revenue, Pre-Refunded, 5.50%, 1/01/38	14,500,000	14,859,890
Atlanta Airport General Revenue,
Refunding, Series C, 6.00%, 1/01/30	15,000,000	16,556,700
Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,637,139

22	Annual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	$3,000,000	$3,405,210
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24	6,385,000	6,788,532
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25	6,955,000	7,425,019
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	5,000,000	5,354,250
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27	5,000,000	5,381,750
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/40	30,000,000	33,701,100
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	10,545,000	11,035,237
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	7,940,000	8,318,897
Series A, Pre-Refunded, 6.25%, 11/01/34	20,000,000	21,281,400
Series B, AGMC Insured, Pre-Refunded, 5.25%, 11/01/34	19,455,000	20,430,279
Series B, AGMC Insured, Pre-Refunded, 5.375%, 11/01/39	15,060,000	15,842,668
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33	5,000,000	5,022,000
MGC Real Estate Foundation II LLC Project, 5.25%, 7/01/38	10,000,000	10,049,200
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project, Refunding, Series D, 4.125%, 11/01/45	18,000,000	17,810,100
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,062
Clarke County Hospital Authority Revenue, Piedmont Health Care Inc. Project, Refunding, Series A, 5.00%, 7/01/46	10,835,000	11,915,358
Cobb County Kennestone Hospital Authority Revenue, Revenue Anticipation Certificates, Wellstar Health System, Refunding, Series A, 5.00%, 4/01/47	5,000,000	5,501,550
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 9/01/37	6,450,000	6,530,690
DeKalb Newton and Gwinnett County Joint Development Authority Revenue, GGC Foundation LLC Project, Pre-Refunded, 6.00%, 7/01/34	10,000,000	10,469,400
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital Project, Refunding, Series A, 5.00%, 7/01/39	11,420,000	12,481,032
Fulton County Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health System Inc. Project, Series A, 5.00%, 4/01/47	5,000,000	5,501,550
Fulton County Development Authority Revenue, Piedmont Healthcare Inc. Project, Refunding, Series A, 5.00%, 7/01/46	11,005,000	12,077,767
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/45	13,040,000	14,321,571
Georgia State GO, Series A-2, 4.00%, 2/01/36	30,000,000	31,513,200
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38	5,000,000	5,023,400
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.25%, 6/15/40	13,970,000	14,044,880
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	10,375,100
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000	3,888,922
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	6,845,000	7,195,943
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/15/38	2,405,000	2,556,010
USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000	1,381,627
Glynn-Brunswick Memorial Hospital Authority Revenue,
Anticipation Certificates, Southeast Georgia Health System Project, 5.00%, 8/01/43	3,000,000	3,263,670
Anticipation Certificates, Southeast Georgia Health System Project, 5.00%, 8/01/47	2,250,000	2,442,285
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	5,983,400

franklintempleton.com	Annual Report	23

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Medical Center Hospital Authority Revenue,
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Assured Guaranty, Pre-Refunded, 6.50%, 8/01/38	$10,000,000	$10,114,400
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	7,853,250
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	10,000,000	10,820,500
Emory University, Refunding, Series A, 5.00%, 10/01/43	10,000,000	11,013,300
Emory University, Refunding, Series C, 5.25%, 9/01/39	21,000,000	21,910,980
Savannah EDA Revenue, SSU Community Development I LLC Project, Assured Guaranty, 5.75%, 6/15/41	10,000,000	10,718,000

		457,760,708

Hawaii 0.4%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. Inc. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	7,870,050
Honolulu City and County Wastewater System Revenue,
First Bond Resolution, Senior Series A, 5.00%, 7/01/47	25,000,000	28,557,750
First Bond Resolution, Senior Series A, Pre-Refunded, 5.00%, 7/01/38	10,000,000	10,911,800

		47,339,600

Idaho 0.2%
Idaho State Health Facilities Authority Hospital Revenue, Trinity Health Credit Group, Refunding, Series A, 5.00%, 12/01/47	7,335,000	8,255,616
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A, 6.75%, 11/01/37	12,500,000	12,790,375

		21,045,991

Illinois 3.9%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/36	19,000,000	7,698,990
Chicago GO, Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	10,149,508
Chicago Midway Airport Revenue,
Refunding, Series B, 5.00%, 1/01/46	18,420,000	20,210,424
Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	20,121,769
Chicago O’Hare International Airport Revenue,
General Airport, senior lien, Series D, 5.25%, 1/01/42	10,000,000	11,329,600
General Airport, senior lien, Series D, 5.00%, 1/01/47	18,000,000	19,860,480
General Airport, third lien, Series A, 5.75%, 1/01/39	840,000	911,030
General Airport, third lien, Series A, Pre-Refunded, 5.75%, 1/01/39	4,160,000	4,551,248
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	39,485,000	41,295,387
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,670,600
Illinois Health Facilities Authority Revenue, Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,118,177
Illinois State Finance Authority Revenue,
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	16,885,120
Carle Foundation, Refunding, Series A, 5.00%, 2/15/45	20,000,000	21,561,400
Mercy Health System Corp., Refunding, 5.00%, 12/01/46	30,000,000	32,440,500
Northwest Community Hospital, Refunding, Series A, 5.00%, 7/01/36	7,490,000	8,148,296
Resurrection Health Care, Series B, AGMC Insured, Pre-Refunded, 5.25%, 5/15/29	1,710,000	1,712,189
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	2,930,000	3,122,501
Riverside Health System, Refunding, 6.25%, 11/15/35	2,070,000	2,189,791
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.75%, 11/01/28	2,500,000	2,549,300

24	Annual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Illinois State Finance Authority Revenue, (continued)
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.25%, 11/01/35	$3,000,000	$3,051,750
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	10,266,000
Southern Illinois HealthCare Enterprise Inc., AGMC Insured, Pre-Refunded, 5.375%, 3/01/35	8,500,000	9,022,325
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	16,317,750
CHF-Normal LLC, Illinois State University Project, Pre-Refunded, 7.00%, 4/01/43	7,500,000	8,503,650
Illinois State GO,
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,248,765
AGMC Insured, 5.00%, 9/01/29	9,965,000	9,985,129
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,026,600
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,320,200
Illinois State Toll Highway Authority Revenue, Toll Highway, Senior, Refunding, Series A-1, 5.00%, 1/01/31	10,245,000	10,686,867
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured, 5.50%, 6/15/20	1,080,000	1,093,273
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured, 5.55%, 6/15/21	2,540,000	2,571,090
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, 5.65%, 6/15/22	24,500,000	27,097,490
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%, 6/15/22	2,855,000	3,239,597
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%, 6/15/22	2,645,000	2,995,727
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	12,000,000	14,315,880
Northern Illinois Municipal Power Agency Power Project Revenue, Refunding, Series A, 5.00%, 12/01/41	5,500,000	5,979,215
Railsplitter Tobacco Settlement Authority Revenue, Pre-Refunded, 6.00%, 6/01/28	14,530,000	16,206,907
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A, AMBAC Insured, 7.20%, 11/01/20	470,000	505,635
Southwestern Illinois Development Authority Revenue,
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24	3,850,000	3,001,345
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/26	7,700,000	5,523,210
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,135,785
University of Illinois University Revenue,
Auxiliary Facilities System, Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,101,660
Auxiliary Facilities System, Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,264,350
Auxiliary Facilities System, Series A, Pre-Refunded, 5.75%, 4/01/38	7,000,000	7,241,570
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co. Project, 5.45%, 2/01/23	3,600,000	3,607,380

		446,835,460

Indiana 2.2%
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%, 2/01/29	9,000,000	9,243,090
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, Series A, 5.25%, 11/15/46	5,000,000	5,414,300
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,483,750
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,471,375

franklintempleton.com	Annual Report	25

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Indiana Finance Authority Revenue, (continued)
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	$10,000,000	$11,504,500
Indiana Finance Authority Wastewater Utility Revenue,
CWA Authority Project, first lien, Refunding, Series A, 5.00%, 10/01/39	30,000,000	33,643,800
CWA Authority Project, first lien, Series A, 5.00%, 10/01/37	5,000,000	5,425,500
CWA Authority Project, first lien, Series A, 5.25%, 10/01/38	12,000,000	13,093,680
CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	22,615,000	23,036,091
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health Services Inc. Obligated Group, Series E, AGMC Insured, Pre-Refunded, 5.25%, 5/15/41	3,750,000	3,750,000
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding, Series B, 6.00%, 8/01/39	10,000,000	10,507,700
Indiana State Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A, Pre-Refunded, 6.75%, 3/01/39	9,750,000	10,133,370
Indiana State Municipal Power Agency Revenue,
Power Supply System, Refunding, Series A, 4.00%, 1/01/42	5,860,000	6,007,614
Power Supply System, Refunding, Series A, 5.00%, 1/01/42	21,290,000	23,909,309
Power Supply System, Series B, Pre-Refunded, 6.00%, 1/01/39	4,000,000	4,109,720
Indianapolis Local Public Improvement Bond Bank Revenue,
Pilot Infrastructure Project, Refunding, Series C, 5.00%, 1/01/40	23,225,000	26,222,186
Pilot Infrastructure Project, Series F, AGMC Insured, Pre-Refunded, 5.00%, 1/01/35	10,000,000	10,500,100
Waterworks Project, Refunding, Series A, Assured Guaranty, 5.50%, 1/01/38	7,030,000	7,188,878
Waterworks Project, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 1/01/38	1,620,000	1,660,208
Indianapolis Water System Revenue, first lien, Refunding, Series B, 5.00%, 10/01/37	15,000,000	16,894,950
Northern Indiana Commuter Transportation District Revenue, Limited Obligation, 5.00%, 7/01/41	6,000,000	6,647,520
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, Pre-Refunded, 5.75%, 10/01/28	2,000,000	2,107,460

		249,955,101

Iowa 0.2%
Iowa State Finance Authority Revenue, Green Bond, Refunding, 5.00%, 8/01/42	16,000,000	18,413,280

Kansas 0.8%
Butler County USD No. 490 GO, School Building, Series B, BAM Insured, 4.00%, 9/01/43	10,000,000	10,270,800
Kansas State Development Finance Authority Hospital Revenue,
Adventist Health System/Sunbelt Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,110,000	6,461,569
Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	140,000	147,706
University of Kansas Hospital Authority Health Facilities Revenue, Kansas University Health System, Refunding, Series A, 5.00%, 3/01/47	23,115,000	25,598,707
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,292,680
Improvement, Series A, 5.00%, 9/01/45	10,000,000	11,043,600
Improvement, Series C, 5.00%, 9/01/41	5,000,000	5,552,950
Improvement, Series C, 5.00%, 9/01/46	16,565,000	18,333,645
Series A, BHAC Insured, Pre-Refunded, 5.25%, 9/01/34	5,000,000	5,143,550

		85,845,207

Kentucky 0.6%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC Insured, 5.75%, 2/01/26	12,500,000	12,531,625
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc., Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	8,501,983
Kentucky Economic Development Finance Authority Revenue, Louisville Arena Project, Louisville Arena Authority Inc., Series A, Subseries A-1, Assured Guaranty, Pre-Refunded, 6.00%, 12/01/38	4,000,000	4,013,840

26	Annual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/35	$7,750,000	$8,489,505
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	10,901,200
Kentucky State Property and Buildings Commission Revenue, Project No. 90, Pre-Refunded, 5.50%, 11/01/28	15,000,000	15,273,893
Louisville/Jefferson County Metro Government Revenue, College, Bellarmine University Project, Improvement, Series A, Pre-Refunded, 6.00%, 5/01/33	3,000,000	3,000,000
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	7,000,000	7,216,510

		69,928,556

Louisiana 2.3%
East Baton Rouge Sewerage Commission Revenue, Series A, Pre-Refunded, 5.25%, 2/01/39	6,000,000	6,155,940
Lafayette Communications System Revenue, Refunding, AGMC Insured, 5.00%, 11/01/30	5,000,000	5,588,650
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.00%, 10/01/25	5,500,000	5,889,565
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%, 10/01/35	6,000,000	6,495,300
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%, 10/01/41	15,000,000	16,238,250
Louisiana Local Government Environmental Facilities and CDA Revenue,
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44	5,820,000	6,356,138
LCTCS Act 360 Project, 5.00%, 10/01/39	10,000,000	11,054,300
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/26	2,750,000	2,869,103
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	8,992,929
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	35,000,000	37,969,050
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%, 7/01/39	10,000,000	10,549,400
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project, Assured Guaranty, 5.00%, 11/01/30	4,765,000	4,774,816
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	17,530,810
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/42	20,000,000	21,868,800
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000	8,099,025
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	11,642,000
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured Guaranty, Pre-Refunded, 6.75%, 6/01/26	21,000,000	21,084,420
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, Pre-Refunded, 5.00%, 5/01/45	13,690,000	14,501,269
Louisiana State Public Facilities Authority Lease Revenue, Provident Group, Flagship Properties LLC, Louisiana State University Nicholson Gateway Project, Series A, 5.00%, 7/01/51	26,145,000	28,100,123
New Orleans Aviation Board Revenue, General Airport, North Terminal Project, Series B, 5.00%, 1/01/48	4,000,000	4,372,960
Shreveport Water and Sewer Revenue, Series B, 5.00%, 12/01/41	10,000,000	11,002,000

		261,134,848

franklintempleton.com	Annual Report	27

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Maine 0.5%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	$16,020,000	$16,564,680
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,609,592
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,938,600
Maine State Turnpike Authority Revenue, 5.00%, 7/01/47	15,500,000	17,672,790
Portland Airport Revenue,
General, AGMC Insured, 5.25%, 1/01/35	3,000,000	3,139,050
General, AGMC Insured, 5.00%, 1/01/40	6,000,000	6,234,780

		59,159,492

Maryland 0.8%
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,550,150
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,078,200
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%, 7/01/39	10,000,000	11,193,100
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%, 7/01/44	10,000,000	11,148,300
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/39	9,430,000	10,530,953
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/44	5,500,000	6,135,085
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,173,650
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	12,500,000	13,880,125
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,164,820
LifeBridge Health Issue, Refunding, 4.00%, 7/01/42	3,000,000	3,036,660
Medstar Health Issue, Series A, 5.00%, 5/15/42	7,500,000	8,303,700
University of Maryland Medical System Issue, Series B, NATL Insured, ETM, 7.00%, 7/01/22	135,000	152,747

		89,347,490

Massachusetts 2.6%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%, 7/01/28	10,000,000	12,081,500
Massachusetts Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	20,665,957
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/41	10,135,000	11,348,768
Partners HealthCare System Issue, Refunding, Series Q, 5.00%, 7/01/47	15,000,000	16,551,450
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	11,015,800
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior, Refunding, Series B, 5.00%, 1/01/37	31,000,000	32,295,490
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue H, Assured Guaranty, 6.35%, 1/01/30	2,395,000	2,417,633
Issue I, 6.00%, 1/01/28	7,885,000	8,208,285
Issue K, Refunding, 5.25%, 7/01/29	6,940,000	7,378,747
Massachusetts State GO,
Consolidated Loan of 2016, Series G, 4.00%, 9/01/42	20,000,000	20,570,600
Consolidated Loan of 2017, Green Bonds, Series B, 5.00%, 4/01/47	12,335,000	13,962,973
Series A, 5.00%, 1/01/41	15,000,000	17,174,850
Series A, 5.00%, 1/01/46	10,000,000	11,405,300
Series A, 5.00%, 1/01/47	20,000,000	22,828,400

28	Annual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	$490,000	$491,294
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	800,535
Harvard Pilgrim Health Care Issue, Series A, AGMC Insured, 5.00%, 7/01/18	800,000	800,960
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	21,168,600
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	6,913,326
Springfield College Issue, Pre-Refunded, 5.50%, 10/15/31	1,710,000	1,797,022
Springfield College Issue, Pre-Refunded, 5.625%, 10/15/40	7,000,000	7,368,690
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	9,140,000	9,300,681
Massachusetts State School Building Authority Sales Tax Revenue, Subordinate, Refunding, Series A, 4.00%, 2/15/43	10,750,000	11,065,727
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%, 6/01/35	10,000,000	10,232,700
Massachusetts State Water Pollution Abatement Trust Revenue,
MWRA Program, Series A, 5.00%, 8/01/32	225,000	225,549
Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	450,000	451,453
University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%, 11/01/39	20,000,000	22,445,800

		300,968,090

Michigan 2.8%
Detroit City School District GO,
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/30	1,245,000	1,351,335
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/33	1,500,000	1,620,435
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36	10,000	10,022
Detroit Water and Sewerage Department Sewage Disposal System Revenue,
senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	12,840,120
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,544,300
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, Pre-Refunded, 7.00%, 7/01/36	5,000,000	5,289,000
senior lien, Series B, NATL Insured, 5.00%, 7/01/34	10,000	10,023
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/26	15,000,000	15,924,900
Michigan Finance Authority Revenue,
Hospital, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	20,925,000	22,863,701
Hospital, Trinity Health Credit Group, Refunding, Series A, 5.00%, 12/01/37	6,500,000	7,447,115
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,610,000	32,076,809
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45	10,000,000	11,092,100
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	140,000	153,576
Michigan Hospital Finance Authority Revenue,
Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000	11,303,200
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/29	4,000,000	4,177,160
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,228,100
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	745,000	765,517
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	9,230,000	10,011,412
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	24,255,000	24,914,251
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	770,000	853,376
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	440,000	448,664
Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,417,739
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	22,866,737
Facilities Program, Series H, 5.125%, 10/15/33	12,500,000	13,041,750
Facilities Program, Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,211,500
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38	14,560,000	14,847,997

franklintempleton.com	Annual Report	29

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan State GO,
Environmental Program, Series A, Pre-Refunded, 6.00%, 11/01/24	$1,000,000	$1,041,020
Environmental Program, Series A, Pre-Refunded, 5.50%, 11/01/25	1,000,000	1,036,100
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Refunding, Series KT, 5.625%, 7/01/20	7,000,000	7,485,240
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized, Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	282,757
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/34	40,000,000	40,238,800
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	20,425,000
William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.375%, 8/01/29	10,000,000	10,541,000

		323,360,756

Minnesota 0.2%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000	11,284,790
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32	6,250,000	6,415,937
St. Cloud Health Care Revenue, CentraCare Health System, Refunding, Series A, 5.00%, 5/01/46	5,000,000	5,522,900

		23,223,627

Mississippi 1.0%
Medical Center Educational Building Corp. Revenue, University of Mississippi Medical Center, Refunding, Series A, 5.00%, 6/01/47	25,000,000	27,588,000
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%, 4/01/22	27,930,000	27,990,887
Mississippi Development Bank Special Obligation Revenue,
City of Jackson Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000	11,241,100
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,097,442
Mississippi Hospital Equipment and Facilities Authority Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/36	6,350,000	6,828,409
Baptist Memorial Health Care, Series A, 5.00%, 9/01/46	34,500,000	36,720,765

		114,466,603

Missouri 0.6%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Appropriation Revenue, Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,227,400
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	27,372,250
[b]SSM Health, Series A, 5.00%, 6/01/48	7,500,000	8,286,300
St. Luke’s Health System Inc., Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	30,000,000	30,597,600

		72,483,550

Montana 0.0%†
Montana State Facility Finance Authority Revenue, Benefits Health System Obligated Group, Refunding, 5.00%, 2/15/41	2,650,000	2,912,509

Nebraska 1.1%
Douglas County Hospital Authority No. 2 Revenue, Health Facilities, Children’s Hospital Obligated Group, 5.00%, 11/15/47	10,000,000	11,055,400
Lancaster County Correctional Facility Joint Public Agency GO, Building, Pre-Refunded, 5.00%, 12/01/28	5,000,000	5,094,250
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM, 6.70%, 6/01/22	1,440,000	1,572,177

30	Annual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Nebraska (continued)
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services Project, Series A-1, Pre-Refunded, 6.00%, 7/01/33	$12,000,000	$12,322,800
Municipal Energy Agency of Nebraska Power Supply System Revenue, Series A, BHAC Insured, Pre-Refunded, 5.375%, 4/01/39	5,000,000	5,162,600
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, Pre-Refunded, 5.00%, 6/01/36	9,000,000	9,302,760
Omaha Public Power District Electric System Revenue, Series C, Pre-Refunded, 5.00%, 2/01/39	23,305,000	25,164,040
Omaha Public Power District Separate Electric System Revenue,
Nebraska City 2, Refunding, Series A, 5.00%, 2/01/49	10,000,000	11,016,800
Nebraska City 2, Series A, 5.25%, 2/01/42	10,000,000	11,273,500
Public Power Generation Agency Revenue,
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/39	7,340,000	8,165,236
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/41	5,140,000	5,683,144
University of Nebraska Revenue,
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,431,200
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,130,375
Lincoln Student Fees and Facilities, Series A, Pre-Refunded, 5.25%, 7/01/34	5,000,000	5,115,900

		124,490,182

Nevada 0.3%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Series A, 5.00%, 9/01/47	2,775,000	3,000,413
Clark County Passenger Facility Charge Revenue,
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/39	20,000,000	21,017,600
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/42	5,000,000	5,251,850
Reno Hospital Revenue,
Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	1,535,000	1,613,039
Washoe Medical Center Project, Series C, AGMC Insured, Pre-Refunded, 5.375%, 6/01/39	3,465,000	3,705,021

		34,587,923

New Hampshire 0.5%
Manchester GARB, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,111,240
New Hampshire Health and Education Facilities Authority Revenue,
Concord Hospital Trust, 5.00%, 10/01/47	6,000,000	6,590,100
Elliot Hospital Issue, Refunding, 5.00%, 10/01/38	4,000,000	4,318,840
University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000	11,505,784
New Hampshire Municipal Bond Bank Revenue, Series B, Pre-Refunded, 5.00%, 8/15/39	11,250,000	12,021,075
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, Pre-Refunded, 6.125%, 10/01/39	5,000,000	5,291,050
New Hampshire State Municipal Bond Bank Revenue, Refunding, Series D, 4.00%, 8/15/39	10,000,000	10,415,000

		56,253,089

New Jersey 2.3%
Bayonne GO, General Improvement, Pre-Refunded, 5.75%, 7/01/35	9,000,000	9,402,030
New Jersey EDA Revenue,
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,008,600
School Facilities Construction, Series AAA, 5.00%, 6/15/41	26,000,000	27,567,280
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	23,253,340
New Jersey Health Care Facilities Financing Authority State Contract Revenue,
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.25%, 10/01/38	7,770,000	7,880,178
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.25%, 10/01/38	2,230,000	2,262,558
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/25	20,305,000	21,056,691
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/26	8,000,000	8,296,160
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/27	4,000,000	4,148,080

franklintempleton.com	Annual Report	31

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State COP, (continued)
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/28	$2,000,000	$2,074,040
New Jersey State Educational Facilities Authority Revenue, Higher Education Capital Improvement Fund Issue, Series B, 5.00%, 9/01/36	14,000,000	14,860,580
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/45	15,000,000	15,731,100
Transportation System, Series A, 6.00%, 12/15/38	49,125,000	50,269,121
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	9,705,000	9,725,672
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	25,875,000	26,553,960
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,404,400
New Jersey State Turnpike Authority Revenue,
Turnpike, Series E, 5.00%, 1/01/45	11,475,000	12,596,911
Turnpike, Series E, Pre-Refunded, 5.25%, 1/01/40	13,925,000	14,238,452

		264,329,153

New Mexico 0.3%
New Mexico Hospital Equipment Loan Council Hospital System Revenue,
Presbyterian Healthcare Services, Refunding, 5.00%, 8/01/44	10,000,000	11,046,600
Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/46	15,000,000	16,727,700

		27,774,300

New York 11.1%
Hudson Yards Infrastructure Corp. Revenue,
Senior, Fiscal 2012, Series A, AGMC Insured, 5.00%, 2/15/47	15,745,000	16,545,476
Senior, Fiscal 2012, Series A, AGMC Insured, Pre-Refunded, 5.00%, 2/15/47	730,000	789,247
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/46	13,000,000	14,507,350
General, Series A, Pre-Refunded, 6.00%, 5/01/33	12,500,000	13,007,750
MTA Dedicated Tax Fund Revenue,
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/28	6,000,000	6,314,040
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/29	4,000,000	4,209,360
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/30	3,000,000	3,157,020
Build America Bonds, Series B, Pre-Refunded, 5.00%, 11/15/34	15,000,000	15,728,550
MTA Revenue,
Refunding, Series D, 4.00%, 11/15/42	25,000,000	25,392,750
Transportation, Series A, 5.00%, 11/15/38	11,800,000	12,895,394
Transportation, Series C, 6.50%, 11/15/28	2,805,000	2,876,976
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	12,195,000	12,503,290
Transportation, Series D, Pre-Refunded, 5.00%, 11/15/34	10,000,000	10,769,100
Transportation, Series D, Pre-Refunded, 5.00%, 11/15/36	9,500,000	10,468,240
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	15,000,000	16,246,050
Transportation, Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	16,618,200
Transportation, Sub Series A-1, 5.00%, 11/15/40	30,000,000	32,594,700
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,563
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	25,586,581
Series E, Subseries E-1, 6.25%, 10/15/28	480,000	489,936
Series E, Subseries E-1, Pre-Refunded, 6.25%, 10/15/28	9,520,000	9,713,066
Series E-1, 5.00%, 3/01/40	14,570,000	16,660,649
Series F, 5.25%, 1/15/23	5,000	5,015

32	Annual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	$2,500,000	$2,511,250
Fiscal 2009, Series A, Pre-Refunded, 5.75%, 6/15/40	3,500,000	3,517,185
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	67,264,741
Second General Resolution, Fiscal 2009, Refunding, Series FF, Subseries FF-2, 5.50%, 6/15/40	15,000,000	15,617,100
Second General Resolution, Fiscal 2011, Refunding, Series GG, 5.00%, 6/15/43	25,000,000	26,824,750
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34	10,000,000	10,773,600
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/44	21,550,000	23,116,254
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	34,121,852
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	16,495,650
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39	10,000,000	11,184,800
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000	16,777,200
Second General Resolution, Fiscal 2017, Series CC, Subseries CC-2, 5.00%, 6/15/46	32,500,000	36,529,025
Second General Resolution, Fiscal 2018, Series CC, Subseries CC-1, 5.00%, 6/15/48	100,000,000	113,712,000
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	20,168,400
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	10,407,164
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	13,224,882
Fiscal 2011, Series S-2, Subseries S-2A, 5.00%, 7/15/40	35,000,000	37,686,950
Fiscal 2012, Series S-1, Subseries S-1A, 5.25%, 7/15/37	30,300,000	33,161,532
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	15,000,000	15,969,900
Future Tax Secured, Subordinate, Fiscal 2014, Series A, Subseries A-1, 5.00%, 11/01/34	15,000,000	16,816,650
Future Tax Secured, Subordinate, Fiscal 2016, Series E, Subseries E-1, 5.00%, 2/01/38	10,000,000	11,240,600
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/36	10,000,000	11,341,800
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	10,000,000	11,310,700
Future Tax Secured, Subordinate, Fiscal 2018, Series A, Subseries A-3, 5.00%, 8/01/41	57,915,000	65,951,286
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	25,000,000	27,291,750
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%, 1/15/46	25,000,000	26,509,000
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	6,996,015
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	24,995,000	31,667,915
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	40,000,000	48,950,800
New York State Dormitory Authority Revenues,
Lease, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000	10,774,600
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	23,215,000	23,873,610
New York State Dormitory Authority Sales Tax Revenue,
Bid Group 4, Series A, 5.00%, 3/15/45	25,000,000	28,667,750
Series A, 5.00%, 3/15/44	10,105,000	11,482,817
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Series A, 5.00%, 2/15/36	15,000,000	16,425,750
Group C, Series B, 5.00%, 2/15/40	20,000,000	22,256,800
New York State Dormitory Personal Income Tax Revenue, Bidding Group 3 Bonds, Refunding, Series B, 5.00%, 2/15/42	11,035,000	12,552,754
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	50,000	50,135
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series A, 5.25%, 1/01/56	10,000,000	11,231,300

franklintempleton.com	Annual Report	33

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Urban Development Corp. Revenue,
State Personal Income Tax, General Purpose, Series A, 5.00%, 3/15/31	$10,000,000	$10,756,900
State Personal Income Tax, State Facilities and Equipment, Series B-1, Pre-Refunded, 5.00%, 3/15/36	5,000,000	5,142,150
Port Authority of New York and New Jersey Revenue, Consolidated, Refunding, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	22,291,000
Triborough Bridge and Tunnel Authority Revenue,
General, Series A-2, 5.25%, 11/15/34	4,620,000	4,707,872
General, Series A-2, Pre-Refunded, 5.25%, 11/15/34	2,880,000	2,935,238
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	16,564,500
MTA Bridges and Tunnels, Series A, 5.00%, 11/15/44	25,000,000	28,697,750

		1,262,810,980

North Carolina 1.9%
Charlotte COP, Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	13,384,930
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Pre-Refunded, 5.50%, 1/01/26	4,500,000	4,610,160
Series B, ETM, 6.00%, 1/01/22	1,250,000	1,419,113
Series B, ETM, 6.25%, 1/01/23	39,030,000	45,828,636
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/23	20,000,000	21,165,000
Series A, Pre-Refunded, 5.00%, 5/01/24	5,500,000	5,674,295
Series A, Pre-Refunded, 5.00%, 5/01/25	5,750,000	5,932,217
Series A, Pre-Refunded, 5.00%, 5/01/26	20,000,000	21,165,000
Series A, Pre-Refunded, 5.00%, 5/01/27	4,500,000	4,642,605
Series A, Pre-Refunded, 5.00%, 5/01/28	4,250,000	4,384,682
North Carolina Turnpike Authority Revenue,
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	14,415,750
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	8,191,050
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	7,915,604
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 1/01/29	6,750,000	6,915,240
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.75%, 1/01/39	10,380,000	10,651,229
Raleigh Combined Enterprise System Revenue, Pre-Refunded, 5.00%, 3/01/40	15,830,000	17,130,118
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	25,431,853

		218,857,482

Ohio 3.1%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	10,963,900
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	20,000,000	21,971,000
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,441,400
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,715,225
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%, 6/01/45	6,750,000	7,295,940
Buckeye Tobacco Settlement Financing Authority Revenue,
Tobacco Settlement, Senior, Convertible, Capital Appreciation, Turbo Term, Series A-3, 6.25%, 6/01/37	15,000,000	15,335,100
Tobacco Settlement, Senior, Turbo Term, Series A-2, 5.75%, 6/01/34	10,000,000	9,941,400

34	Annual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Butler County Hospital Facilities Revenue, UC Health, Refunding, 5.00%, 11/15/45	$7,500,000	$8,213,700
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,257,055
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters Project, 5.00%, 7/01/37	6,000,000	7,077,360
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/40	10,000,000	11,119,200
Franklin County Revenue, Trinity Health Credit Group, Series OH, 5.00%, 12/01/46	10,000,000	11,207,600
Hamilton County Healthcare Facilities Revenue, The Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	24,296,400
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,328,760
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	22,994,782
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,326,560
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 4.00%, 11/15/38	15,830,000	16,535,702
Wastewater Improvement, Refunding, 4.00%, 11/15/43	10,000,000	10,342,800
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	16,402,200
Ohio State Higher Educational Facility Commission Revenue, Hospital Facilities, Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	15,000,000	15,752,700
Ohio State Hospital Revenue,
Cleveland Clinic Health System Obligated Group, Refunding, Series A, 4.00%, 1/01/36	6,500,000	6,786,000
University Hospitals Health System Inc., Refunding, Series A, AGMC Insured, 5.00%, 1/15/41	7,000,000	7,398,720
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	33,465,600
Ohio State Turnpike Revenue, Series A, 5.00%, 2/15/43	20,000,000	22,769,000
Ohio State University Revenue, Special Purpose, General Receipts, Series A, 5.00%, 6/01/38	10,000,000	10,965,400
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	21,817,400

		355,720,904

Oklahoma 0.3%
Edmond Public Works Authority Sales Tax and Utility System Revenue,
5.00%, 7/01/42	4,000,000	4,543,960
5.00%, 7/01/47	4,500,000	5,092,920
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	185,000	200,790
Oklahoma Development Finance Authority Revenue, Provident Education Resources Inc. Cross Village Student Housing Project, Series A, 5.00%, 8/01/47	8,000,000	8,522,800
Oklahoma Municipal Power Authority Revenue, Power Supply System, Refunding, Series A, 5.00%, 1/01/47	3,100,000	3,447,510
Oklahoma State Turnpike Authority Revenue, Second, Series C, 5.00%, 1/01/47	5,500,000	6,225,890

		28,033,870

Oregon 0.7%
Medford Hospital Facilities Authority Revenue, Hospital, Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	4,935,000	5,156,878
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,223,350
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	25,000,000	25,155,750
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	12,116,308
University of Oregon General Revenue, Series A, 5.00%, 4/01/48	14,500,000	16,595,830
Washington Clackamas and Yamhill Counties School District No. 88J GO,
Deferred Interest, Series A, zero cpn., 6/15/41	5,725,000	2,228,742
Deferred Interest, Series A, zero cpn., 6/15/42	5,900,000	2,197,278
Deferred Interest, Series A, zero cpn., 6/15/43	5,500,000	1,961,025

franklintempleton.com	Annual Report	35

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Washington Multnomah and Yamhill Counties School District No. 1J GO,
5.00%, 6/15/36	$4,000,000	$4,606,440
5.00%, 6/15/37	4,000,000	4,603,000

		79,844,601

Pennsylvania 3.6%
Allegheny County Sanitary Authority Sewer Revenue, BAM Insured, 5.25%, 12/01/44	5,000,000	5,538,750
Bucks County Water and Sewer Authority Water System Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	5,500,000	6,043,290
AGMC Insured, Pre-Refunded, 5.00%, 12/01/37	10,520,000	11,559,166
AGMC Insured, Pre-Refunded, 5.00%, 12/01/41	5,110,000	5,614,766
Centennial School District Bucks County GO, Series B, AGMC Insured, Pre-Refunded, 5.25%, 12/15/37	13,655,000	13,950,494
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000	5,108,012
Series B, 5.00%, 6/01/42	5,400,000	5,771,034
Delaware County Regional Water Quality Control Authority Revenue,
Sewer, 5.00%, 11/01/41	5,000,000	5,629,300
Sewer, 5.00%, 11/01/46	10,315,000	11,564,559
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	15,689,550
Erie Water Authority Water Revenue, Refunding, 5.00%, 12/01/43	5,000,000	5,528,200
Lackawanna County GO,
Refunding, Series B, AGMC Insured, 5.00%, 9/01/35	2,850,000	2,999,625
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/35	4,650,000	4,968,200
Montour School District GO,
Series A, AGMC Insured, 5.00%, 4/01/40	3,170,000	3,539,432
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000	2,228,900
Series A, AGMC Insured, 5.00%, 4/01/42	2,000,000	2,227,500
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series A, Pre-Refunded, 5.375%, 8/15/28	5,000,000	5,051,000
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	360,000	371,347
Pennsylvania State Economic Development Financing Authority Revenue,
Water Facilities, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	21,195,200
Water Facility, Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,500,000	12,954,250
Pennsylvania State GO, Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	20,805,000	23,801,960
Pennsylvania State Turnpike Commission Turnpike Revenue,
Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,142,100
Subordinate, Motor License Fund-Enhanced, Series A, Subseries A-1, Pre-Refunded, 5.00%, 12/01/38	20,000,000	20,928,600
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	8,690,000	8,982,331
Subordinate, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	20,832,600
Subordinate, Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.00%, 6/01/28	5,000,000	5,016,900
Subordinate, Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/38	25,000,000	25,089,250
Subseries A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	1,310,000	1,354,068
Philadelphia GO,
Refunding, Series A, AGMC Insured, 5.00%, 8/01/24	9,805,000	10,172,688
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	1,195,000	1,241,019
Philadelphia Municipal Authority Lease Revenue, Pre-Refunded, 6.375%, 4/01/29	4,500,000	4,684,860
Philadelphia School District GO,
Refunding, Series F, 5.00%, 9/01/33	6,415,000	7,139,125
Refunding, Series F, 5.00%, 9/01/36	4,090,000	4,514,256
Series E, Pre-Refunded, 6.00%, 9/01/38	25,000,000	25,349,439

36	Annual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/45	$15,000,000	$16,428,600
Series A, Pre-Refunded, 5.25%, 1/01/25	1,000,000	1,022,170
Series A, Pre-Refunded, 5.00%, 1/01/26	5,000,000	5,102,650
Series A, Pre-Refunded, 5.00%, 1/01/27	1,750,000	1,785,928
Series A, Pre-Refunded, 5.25%, 1/01/32	5,000,000	5,110,850
Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,367,290
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise Tower Revenue, Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	18,940,320
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	15,000,000	16,030,200
State Public School Building Authority Revenue, Commonwealth of Pennsylvania, School Lease, The School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	10,000,000	11,197,600
Westmoreland County Municipal Authority Revenue, Municipal Service, Refunding, BAM Insured, 5.00%, 8/15/42	17,205,000	19,072,947

		414,840,326

Rhode Island 0.8%
Rhode Island Convention Center Authority Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 5/15/27	17,300,000	17,957,573
Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligation Group, Refunding, 5.00%, 5/15/39	5,500,000	5,909,915
Rhode Island Housing and Mortgage Finance Corp. Revenue,
Homeownership Opportunity, Refunding, Series 15-A, 6.85%, 10/01/24	120,000	120,361
Homeownership Opportunity, Series 10-A, 6.50%, 10/01/22	215,000	215,645
Homeownership Opportunity, Series 10-A, 6.50%, 4/01/27	130,000	130,610
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000	9,362,160
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/30	7,535,000	8,059,059
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/35	4,500,000	4,812,975
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue, Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/40	10,270,000	10,984,278
New England Institute of Technology Issue, Series A, Pre-Refunded, 5.125%, 3/01/40	16,435,000	17,341,062
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39	8,200,000	8,628,696
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%, 5/15/37	10,000,000	10,905,800

		94,428,134

South Carolina 1.0%
Greenwood County Hospital Revenue,
Facilities Health Regional Healthcare, Refunding, 4.00%, 10/01/39	1,445,000	1,442,890
Facilities Self Regional Healthcare, Refunding, 4.00%, 10/01/37	8,465,000	8,544,233
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL Insured, 6.25%, 1/01/21	200,000	220,674
Rock Hill Utility System Revenue,
Combined Utility System, Refunding, 5.00%, 1/01/41	7,690,000	8,486,376
Combined Utility System, Refunding, 5.00%, 1/01/47	5,000,000	5,496,600

franklintempleton.com	Annual Report	37

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Improvement, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 2/01/29	$4,000,000	$4,104,640
Palmetto Health, Improvement, Pre-Refunded, 5.75%, 8/01/39	3,000,000	3,141,210
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	40,000,000	40,104,400
South Carolina State Public Service Authority Revenue,
Refunding and Improvement, Series A, 5.00%, 12/01/55	20,000,000	21,247,400
Series A, Pre-Refunded, 5.50%, 1/01/38	7,500,000	7,678,944
Series B, Pre-Refunded, 5.25%, 1/01/34	6,000,000	6,133,020
Spartanburg Water System Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	6,000,000	6,205,140
Woodruff Roebuck Water District Revenue, South Carolina Water System Improvement, AGMC Insured, Pre-Refunded, 5.00%, 6/01/40	3,000,000	3,184,980

		115,990,507

South Dakota 0.6%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,523,360
South Dakota State Building Authority Revenue, Refunding, Series A, 5.00%, 6/01/42	5,450,000	6,162,588
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Refunding, 4.00%, 7/01/42	10,000,000	10,076,000
Avera Health Issue, Series B, Pre-Refunded, 5.50%, 7/01/35	3,000,000	3,018,690
Avera Health Issue, Series B, Pre-Refunded, 5.25%, 7/01/38	5,000,000	5,029,100
Regional Health, 4.00%, 9/01/37	10,920,000	11,046,890
Regional Health, 5.00%, 9/01/40	10,000,000	11,100,700
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38	3,475,000	3,878,934
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,527,795
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,587,650

		68,951,707

Tennessee 1.0%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,846,460
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	115,000	115,288
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding, Series A, 5.00%, 1/01/42	35,000,000	38,209,150
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Green Bonds, Subordinate, Series A, 5.00%, 7/01/46	6,000,000	6,836,340
Subordinate, Refunding, Series B, 5.00%, 7/01/42	21,645,000	24,735,906
Subordinate, Refunding, Series B, 5.00%, 7/01/46	15,925,000	18,144,786
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A, 5.00%, 11/01/47	15,000,000	17,262,600

		114,150,530

Texas 13.9%
Aldine ISD, GO, Harris County, School Building, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/45	15,000,000	17,016,150
Allen ISD, GO, Collin County, School Building, Series A, Pre-Refunded, 5.00%, 2/15/39	11,575,000	11,850,601
Arlington Special Tax Revenue, Series A, AGMC Insured, 4.00%, 2/15/44	20,000,000	20,471,400
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, Pre-Refunded, 5.25%, 8/01/33	8,675,000	8,748,824
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	6,220,125
Austin Electric Utility System Revenue, Refunding, Series A, 5.00%, 11/15/45	10,000,000	11,147,100
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/38	20,000,000	21,944,800

38	Annual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Bexar County GO, Refunding, 5.00%, 6/15/43	$13,000,000	$14,591,980
Central Texas Regional Mobility Authority Revenue,
senior lien, Pre-Refunded, 6.00%, 1/01/41	14,000,000	15,368,640
senior lien, Refunding, 5.00%, 1/01/40	12,505,000	13,694,100
senior lien, Refunding, 5.00%, 1/01/46	11,245,000	12,227,813
senior lien, Series A, 5.00%, 1/01/45	5,000,000	5,441,600
Comal ISD GO, School Building, PSF Guarantee, 5.00%, 2/01/42	15,000,000	16,926,750
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,564,720
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,641,270
Improvement, junior lien, Series A, 5.00%, 7/15/40	13,200,000	14,547,456
Crowley ISD GO, School Building, PSF Guarantee, 5.00%, 2/01/47	16,000,000	18,055,200
Dallas Area Rapid Transit Sales Tax Revenue,
Refunding, Series A, 5.00%, 12/01/46	10,000,000	11,153,000
Refunding, Series A, 5.00%, 12/01/48	12,200,000	13,580,674
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	19,711,609
Dallas Waterworks and Sewer System Revenue,
Pre-Refunded, 5.00%, 10/01/35	4,515,000	4,823,736
Refunding, 5.00%, 10/01/35	5,485,000	5,842,677
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	26,610,250
Joint Refunding, Series D, 5.25%, 11/01/32	10,000,000	11,283,700
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,482,867
Forney ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/37	15,000,000	16,876,500
GO, School Building, Series A, PSF Guarantee, Pre-Refunded, 6.00%, 8/15/37	2,000,000	2,023,660
Frisco ISD,
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%, 8/15/41	10,000,000	11,308,400
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%, 8/15/46	20,000,000	22,539,200
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, Pre-Refunded, 5.00%, 2/15/38	6,045,000	6,806,791
Grand Parkway Transportation Corp. System Toll Revenue, Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	9,172,600
Harris County Cultural Education Facilities Finance Corp. Revenue,
Houston Methodist Hospital, 5.00%, 12/01/45	30,000,000	33,036,900
Memorial Hermann Health System, 5.00%, 7/01/45	15,000,000	16,395,600
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	13,925,115
Harris County MTA Revenue, Sales and Use Tax, Contractual Obligations, Series B, Pre-Refunded, 5.00%, 11/01/33	10,000,000	10,449,400
Harris County Toll Road Revenue, senior lien, Refunding, Series A, 5.00%, 8/15/43	8,000,000	9,129,120
Hays County GO, Road, Pre-Refunded, 5.00%, 2/15/36	6,960,000	7,326,862
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue,
senior lien, Refunding, 5.25%, 12/01/38	5,000,000	5,636,950
senior lien, Refunding, 5.00%, 12/01/43	5,000,000	5,515,600
Houston Airport System Revenue,
Refunding, second lien, Series A, 5.50%, 7/01/34	5,000,000	5,029,350
Refunding, second lien, Series A, 5.50%, 7/01/39	30,850,000	31,031,089
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	10,851,600
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	11,103,300
Keller ISD, GO, School Building, Pre-Refunded, 5.50%, 2/15/35	10,000,000	10,292,800

franklintempleton.com	Annual Report	39

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Laredo Waterworks Sewer System Revenue,
AGMC Insured, 5.00%, 3/01/41	$2,500,000	$2,668,275
Pre-Refunded, 5.25%, 3/01/40	16,535,000	17,498,825
Refunding, 4.00%, 3/01/41	9,690,000	9,846,106
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.50%, 5/15/36	15,310,000	15,848,606
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/36	10,000,000	10,913,600
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	14,106,000
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas, Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,171,550
Midlothian ISD, GO, School Building, Series A, PSF Guarantee, 5.00%, 2/15/47	11,865,000	13,440,316
New Hope Cultural Education Facilities Finance Corp. Revenue, Texas A&M University Project, Series A-1, 5.00%, 4/01/46	6,000,000	6,647,880
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/37	2,500,000	2,715,100
Collegiate Housing Corpus Christi II, Texas A&M University Corpus Christi Project, Series A, 5.00%, 4/01/48	7,825,000	7,947,305
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	10,000,000	8,262,200
North East Regional Mobility Authority Revenue, senior lien, Series A, 5.00%, 1/01/41	16,750,000	18,331,032
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	40,000,000	41,982,000
North Harris County Regional Water Authority Revenue,
senior lien, 5.00%, 12/15/46	18,685,000	20,916,550
senior lien, Pre-Refunded, 5.25%, 12/15/33	27,000,000	27,575,640
senior lien, Pre-Refunded, 5.50%, 12/15/38	25,000,000	25,571,500
senior lien, Refunding, 4.00%, 12/15/41	20,000,000	20,617,600
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,270,000	2,331,404
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39	10,230,000	10,527,386
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	30,014,000
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000	3,186,300
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/43	7,500,000	2,030,775
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	29,568,750
System, first tier, Refunding, Series A, 5.00%, 1/01/39	10,000,000	11,156,800
System, first tier, Refunding, Series A, 5.00%, 1/01/39	8,000,000	9,067,600
System, first tier, Refunding, Series A, 5.00%, 1/01/43	40,000,000	45,091,600
System, first tier, Refunding, Series A, 5.00%, 1/01/48	33,500,000	37,588,675
System, first tier, Series K, Subseries K-2, Assured Guaranty, Pre-Refunded, 6.00%, 1/01/38	15,000,000	15,406,350
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	11,015,400
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	10,940,200
System, second tier, Refunding, Series B, 5.00%, 1/01/43	20,000,000	22,256,200
System, second tier, Refunding, Series B, 5.00%, 1/01/48	19,000,000	21,038,320
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, Pre-Refunded, 5.50%, 2/15/39	12,530,000	12,891,866
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	14,225,400
Prosper ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/47	9,725,000	11,016,188
Red River Education Financing Corp. Higher Education Revenue, St. Edwards University Project, Refunding, 5.00%, 6/01/46	2,250,000	2,450,993
San Antonio Airport System Revenue, Passenger Facility Charge, sub. lien, Improvement and Refunding, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,316,050

40	Annual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
San Antonio Electric and Gas Systems Revenue,
junior lien, 5.00%, 2/01/38	$10,000,000	$10,869,100
Refunding, 5.00%, 2/01/47	17,500,000	19,868,450
San Antonio Public Facilities Corp. Lease Revenue, Improvement and Refunding, Lease, Convention Center Refinancing and Expansion Project, 4.00%, 9/15/42	36,500,000	36,833,975
San Antonio Water System Revenue,
[b] junior lien, Refunding, Series A, 5.00%, 5/15/43	6,000,000	6,865,320
[b] junior lien, Refunding, Series A, 5.00%, 5/15/48	10,000,000	11,387,200
junior lien, Refunding, Series C, 5.00%, 5/15/46	13,000,000	14,632,280
San Jacinto River Authority Special Project Revenue,
Group Project, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,193,750
Group Project, AGMC Insured, 5.00%, 10/01/37	3,000,000	3,108,150
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured, 5.00%, 11/01/33	6,300,000	6,851,313
Schertz-Cibolo-Universal City ISD, GO, School Building, PSF Guarantee, 5.00%, 2/01/42	10,000,000	11,255,200
Sherman ISD, GO, School Building, Series A, PSF Guarantee, 5.00%, 2/15/45	11,000,000	12,621,950
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A, 5.00%, 10/01/38	24,380,000	26,901,867
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,050,600
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	5,830,644
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources System, Series A, 5.00%, 11/15/52	5,000,000	5,441,350
Tarrant County Health Facilities Development Corp. Health System Revenue,
Harris Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24	3,040,000	3,406,107
Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	2,535,000	2,840,290
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	10,876,900
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	556,740
Texas State GO,
Transportation Commission, Highway Improvement, 5.00%, 4/01/39	40,000,000	44,442,000
Transportation Commission, Mobility Fund, Refunding, Series A, 5.00%, 10/01/39	30,000,000	33,587,700
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,244,860
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	16,135,873
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41	16,000,000	17,270,720
first tier, Refunding, Series A, BAM Insured, 5.00%, 8/15/41	9,665,000	10,432,594
first tier, Refunding, Series B, 5.00%, 8/15/37	10,000,000	10,945,600
second tier, Refunding, Series C, 5.00%, 8/15/37	15,000,000	16,276,650
second tier, Refunding, Series C, 5.00%, 8/15/42	10,000,000	10,804,200
Texas State Water Development Board Revenue, Series A, 4.00%, 10/15/42	50,000,000	51,792,500
West Travis County Public Utility Agency Revenue, Refunding, BAM Insured, 4.00%, 8/15/41	5,000,000	5,140,550
Ysleta ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/45	15,000,000	16,970,700

		1,590,013,354

Utah 1.1%
Central Utah Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/37	2,600,000	2,741,882
Refunding, Series B, 4.00%, 10/01/38	10,000,000	10,520,900
Jordan Valley Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/41	6,000,000	6,233,820
Series B, Pre-Refunded, 5.00%, 10/01/41	15,000,000	16,254,000
Salt Lake City Airport Revenue, Series A, 5.00%, 7/01/42	15,000,000	16,737,750

franklintempleton.com	Annual Report	41

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Utah (continued)
St. George Electric Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	$5,000,000	$5,012,250
AGMC Insured, Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,012,250
State Board of Regents University of Utah Revenue, General, Series A, Pre-Refunded, 5.00%, 8/01/43	21,975,000	24,949,316
Uintah County Municipal Building Authority Lease Revenue, Pre-Refunded, 5.50%, 6/01/37	5,000,000	5,015,100
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Pre-Refunded, 5.25%, 12/01/27	9,735,000	10,224,671
Utah State Municipal Power Agency Supply System Revenue, Series B, 5.00%, 7/01/38	12,105,000	13,475,044
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	7,924,566

		124,101,549

Vermont 0.4%
Vermont Educational and Health Buildings Financing Agency Revenue,
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	10,417,700
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	28,249,487
The University of Vermont Medical Center Project, Refunding, Series A, 5.00%, 12/01/36	5,000,000	5,564,700

		44,231,887

Virginia 0.6%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,479,280
Hampton Roads Sanitation District Wastewater Revenue, Subordinate, Series A, 5.00%, 10/01/47	14,575,000	16,641,589
Hampton Roads Transportation Accountability Commission Revenue, Transportation Fund, senior lien, Series A, 5.00%, 7/01/42	25,000,000	28,894,250
Virginia State Resources Authority Infrastructure Revenue,
Virginia Pooled Financing Program, Refunding, Series A, 5.00%, 11/01/39	7,380,000	8,097,557
Virginia Pooled Financing Program, Series A, Pre-Refunded, 5.00%, 11/01/39	4,975,000	5,554,787

		67,667,463

Washington 2.1%
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34	11,935,000	12,340,074
Washington State District Project, 5.50%, 6/01/39	16,250,000	16,785,600
King County GO, Sewer Revenues, Pre-Refunded, 5.125%, 1/01/33	10,000,000	10,223,600
King County Sewer Revenue,
Pre-Refunded, 5.00%, 1/01/32	7,085,000	7,538,936
Refunding, 5.00%, 7/01/49	12,000,000	13,682,880
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	5,000	5,013
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series C, 4.00%, 9/01/36	22,170,000	23,297,566
Improvement and Refunding, Series C, 4.00%, 9/01/40	10,650,000	11,078,982
University of Washington Revenues, 5.00%, 4/01/48	29,450,000	33,483,178
Washington Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 6.75%, 7/01/29	5,000,000	5,271,700
Fred Hutchinson Cancer Research Center, Refunding, Series A, 5.00%, 1/01/47	10,000,000	10,924,600
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	7,847,625
MultiCare Health System, Refunding, Series B, 4.00%, 8/15/41	25,000,000	25,424,750
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	3,000,000	3,155,040
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,054,018
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	10,000,000	10,938,900
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	15,000,000	16,672,200
Washington State GO, Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,379,100

42	Annual Report	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Washington State Health Care Facilities Authority Revenue, Overlake Hospital Medical Center, Series A, 5.00%, 7/01/42	$5,000,000	$5,511,050
Washington State Higher Education Facilities Authority Revenue,
Whitworth University Project, Pre-Refunded, 5.375%, 10/01/29	3,000,000	3,141,270
Whitworth University Project, Pre-Refunded, 5.875%, 10/01/34	6,000,000	6,324,120

		240,080,202

West Virginia 0.8%
Berkeley County Public Service Sewer District Sewer Revenue, Refunding, Series B, BAM Insured, 5.00%, 6/01/36	1,000,000	1,119,690
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	8,952,930
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	13,841,940
West Virginia EDA Lottery Revenue, Series A, Pre-Refunded, 5.00%, 6/15/35	9,415,000	10,006,168
West Virginia Hospital Finance Authority Revenue,
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/42	7,000,000	7,617,330
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%, 6/01/47	5,000,000	5,421,000
West Virginia State GO, Series A, NATL Insured, Pre-Refunded, 5.20%, 11/01/26	10,000,000	10,370,900
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44	21,800,000	23,978,910
West Virginia State Water Development Authority Infrastructure Revenue,
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%, 10/01/36	5,000,000	5,500,300
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%, 10/01/45	5,435,000	5,921,161

		92,730,329

Wisconsin 1.2%
Monroe RDAR, The Monroe Clinic Inc., Pre-Refunded, 6.00%, 2/15/39	11,790,000	12,171,642
Superior Limited Obligation Revenue, Midwest Energy Resources Company Project, Refunding, Series E, NATL Insured, 6.90%, 8/01/21	3,000,000	3,419,160
Wisconsin Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	3,880,000	4,052,854
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	2,540,000	2,653,157
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/30	2,985,000	3,126,370
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/33	1,500,000	1,572,285
Marquette University, Series B-2, Pre-Refunded, 5.00%, 10/01/30	930,000	975,589
Marquette University, Series B-3, 5.00%, 10/01/30	1,570,000	1,639,944
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/30	580,000	608,432
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/33	1,750,000	1,835,785
Marshfield Clinic Health System Inc., Refunding, Series C, 5.00%, 2/15/47	37,795,000	40,860,552
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,208,100
Wisconsin State General Fund Annual Appropriation Revenue,
Series A, Pre-Refunded, 6.00%, 5/01/33	25,290,000	26,340,293
Series A, Pre-Refunded, 6.00%, 5/01/36	20,000,000	20,830,600
Wisconsin State Health and Educational Facilities Authority Revenue, Children’s Hospital of Wisconsin, Refunding, 4.00%, 8/15/42	15,000,000	15,196,950

		140,491,713

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS

	Principal Amount	Value
Municipal Bonds (continued)
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series A, 5.75%, 7/15/39	$5,500,000	$5,732,320
Wyoming Municipal Power Agency Power Supply System Revenue, Series A, BAM Insured, 5.00%, 1/01/42	7,000,000	7,795,200

		13,527,520

U.S. Territories 0.1%
Puerto Rico 0.1%
[c] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	7,711,937
Series XX, 5.25%, 7/01/40	15,000,000	6,112,500

		13,824,437

Total Municipal Bonds before Short Term Investments (Cost $10,795,639,561)		11,266,013,567

Short Term Investments 0.3%

Municipal Bonds 0.3%
Florida 0.0%†
[d] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.45%, 9/01/28	2,200,000	2,200,000

New York 0.2%
[d] MTA Dedicated Tax Fund Revenue, Refunding, Subseries A-1, LOC Toronto Dominion Bank, Daily VRDN and Put, 1.40%, 11/01/31	1,000,000	1,000,000
[d] New York City Transitional Finance Authority Revenue, Future Tax Secured, Senior, Multi-Modal, Fiscal 2003, Refunding, Subseries A-4, SPA Toronto Dominion Bank, Daily VRDN and Put, 1.40%, 11/01/29	18,400,000	18,400,000

		19,400,000

Tennessee 0.1%
[d] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.45%, 6/01/42	7,400,000	7,400,000

Total Short Term Investments (Cost $29,000,000)		29,000,000

Total Investments (Cost $10,824,639,561) 99.0%		11,295,013,567
Other Assets, less Liabilities 1.0%		114,949,326

Net Assets 100.0%		$11,409,962,893

See Abbreviations on page 56.

†Rounds to less than 0.1% of net assets.

aThe maturity date shown represents the mandatory put date.

bSecurity purchased on a when-issued basis. See Note 1(b).

cSee Note 7 regarding defaulted securities.

dVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

44	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities

April 30, 2018

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$10,824,639,561

Value - Unaffiliated issuers	$11,295,013,567
Cash	109,928
Receivables:
Capital shares sold	9,029,190
Interest	152,159,042
Other assets	9,666

Total assets	11,456,321,393

Liabilities:
Payables:
Investment securities purchased	26,305,260
Capital shares redeemed	12,594,267
Management fees	4,255,977
Distribution fees	1,371,895
Transfer agent fees	1,246,121
Accrued expenses and other liabilities	584,980

Total liabilities	46,358,500

Net assets, at value	$11,409,962,893

Net assets consist of:
Paid-in capital	$11,342,695,904
Undistributed net investment income	22,383,334
Net unrealized appreciation (depreciation)	470,374,006
Accumulated net realized gain (loss)	(425,490,351)

Net assets, at value	$11,409,962,893

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

April 30, 2018

Class A:
Net assets, at value	$8,616,659,417

Shares outstanding	737,559,002

Net asset value per share[a]	$11.68

Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.20

Class M:
Net assets, at value	$4,914

Shares outstanding	421

Net asset value per share[a]	$11.69[b]

Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.21

Class C:
Net assets, at value	$1,220,402,032

Shares outstanding	104,528,391

Net asset value and maximum offering price per share[a]	$11.68

Class R6:
Net assets, at value	$365,406,449

Shares outstanding	31,257,499

Net asset value and maximum offering price per share	$11.69

Advisor Class :
Net assets, at value	$1,207,490,081

Shares outstanding	103,254,611

Net asset value and maximum offering price per share	$11.69

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

bNet asset value and maximum offering price may not recalculate due to rounding of net assets and/or shares outstanding.

46	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Operations

for the year ended April 30, 2018

Investment income:
Interest:
Unaffiliated issuers	$517,752,715

Expenses:
Management fees (Note 3a)	53,791,265
Distribution fees: (Note 3c)
Class A	9,118,032
Class C	8,632,198
Transfer agent fees: (Note 3e)
Class A	5,391,800
Class M	1
Class C	785,473
Class R6	39,005
Advisor Class	873,849
Custodian fees (Note 4)	96,015
Reports to shareholders	383,727
Registration and filing fees	359,689
Professional fees	789,546
Trustees’ fees and expenses	117,824
Other	559,633

Total expenses	80,938,057
Expenses waived/paid by affiliates (Note 3f)	(705)

Net expenses	80,937,352

Net investment income	436,815,363

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(167,936,251)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(164,114,748)

Net realized and unrealized gain (loss)	(332,050,999)

Net increase (decrease) in net assets resulting from operations	$104,764,364

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	47

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Year Ended April 30,
	2018	2017

Increase (decrease) in net assets:
Operations:
Net investment income	$436,815,363	$440,560,829
Net realized gain (loss)	(167,936,251)	(24,031,855)
Net change in unrealized appreciation (depreciation)	(164,114,748)	(383,188,451)

Net increase (decrease) in net assets resulting from operations	104,764,364	33,340,523

Distributions to shareholders from:
Net investment income:
Class A	(339,166,473)	(331,153,686)
Class M	(47)	—
Class C	(42,090,359)	(42,107,969)
Class R6	(5,620,544)	—
Advisor Class	(56,997,094)	(57,250,896)

Total distributions to shareholders	(443,874,517)	(430,512,551)

Capital share transactions: (Note 2)
Class A	(469,700,466)	1,257,433,741
Class M	5,000	—
Class C	(154,348,270)	241,141,581
Class R6	374,249,871	—
Advisor Class	(388,841,492)	243,919,209

Total capital share transactions	(638,635,357)	1,742,494,531

Net increase (decrease) in net assets	(977,745,510)	1,345,322,503
Net assets:
Beginning of year	12,387,708,403	11,042,385,900

End of year	$11,409,962,893	$12,387,708,403

Undistributed net investment income included in net assets:
End of year	$22,383,334	$22,954,834

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class M, Class C, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees. Effective August 1, 2017, the Fund began offering a new class of shares, Class R6. Effective January 25, 2018, the Fund began offering a new class of shares, Class M. On June 8, 2018, the Fund liquidated Class M.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b.  Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c.  Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

1.  Organization and Significant Accounting Policies (continued)

c.  Income Taxes (continued)

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.  Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.  Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

2.  Shares of Beneficial Interest

At April 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended April 30,
	2018		2017
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	73,028,535	$871,574,079	90,539,595	$1,109,317,525
Shares issued in reinvestment of distributions	25,257,992	301,272,020	23,991,962	293,857,679
Shares issued on reorganization	—	—	128,179,562	1,526,626,933
Shares redeemed	(137,858,514)	(1,642,546,565)	(137,377,476)	(1,672,368,396)
Net increase (decrease)	(39,571,987)	$(469,700,466)	105,333,643	$1,257,433,741
Class M Shares[a]:
Shares sold	421	$5,000
Class C Shares:
Shares sold	9,367,235	$111,923,358	15,472,829	$190,807,233
Shares issued in reinvestment of distributions	3,190,500	38,054,402	3,021,130	36,978,463
Shares issued on reorganization	—	—	20,739,803	247,011,073
Shares redeemed	(25,508,244)	(304,326,030)	(19,189,681)	(233,655,188)
Net increase (decrease)	(12,950,509)	$(154,348,270)	20,044,081	$241,141,581
Class R6 Shares[b]:
Shares sold	33,911,537	$405,677,112
Shares issued in reinvestment of distributions	463,632	5,483,895
Shares redeemed	(3,117,670)	(36,911,136)
Net increase (decrease)	31,257,499	$374,249,871
Advisor Class Shares:
Shares sold	36,899,463	$441,364,947	53,426,552	$652,653,037
Shares issued in reinvestment of distributions	4,015,476	47,980,826	3,892,888	47,733,709
Shares issued on reorganization	—	—	4,902,948	58,443,306
Shares redeemed	(73,426,328)	(878,187,265)	(42,008,684)	(514,910,843)
Net increase (decrease)	(32,511,389)	$(388,841,492)	20,213,704	$243,919,209

aFor the period January 25, 2018 (effective date) to April 30, 2018.

bFor the period August 1, 2017 (effective date) to April 30, 2018.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

3.  Transactions with Affiliates (continued)

a.  Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the year ended April 30, 2018, the gross effective investment management fee rate was 0.445% of the Fund’s average daily net assets.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and M reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rates for each share class. Under the Class A and M reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class M	0.25%
Class C	0.65%

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$1,256,001
CDSC retained	$173,356

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended April 30, 2018, the Fund paid transfer agent fees of $7,090,128, of which $2,663,943 was retained by Investor Services.

f.  Waiver and Expense Reimbursements

Investor Services has voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03%. Investor Services may discontinue this waiver in the future.

g.  Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended April 30, 2018, these purchase and sale transactions aggregated $368,003,800 and $431,435,000, respectively.

4.  Expense Offset Arrangement

Effective December 1, 2017, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended April 30, 2018, there were no credits earned.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At April 30, 2018, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2019	$17,435,155
Capital loss carryforwards not subject to expiration:
Short term	153,015,785
Long term	232,148,067

Total capital loss carryforwards	$402,599,007[a]

aIncludes $54,890,384 from the merged Franklin Insured Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.

On April 30, 2018, the Fund had expired capital loss carryforwards of $3,803,336, which were reclassified to paid-in capital.

The tax character of distributions paid during the years ended April 30, 2018 and 2017, was as follows:

	2018	2017
Distributions paid from tax exempt income	$443,874,517	$430,512,551

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

5.  Income Taxes (continued)

At April 30, 2018, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt and ordinary income for income tax purposes were as follows:

Cost of investments	$10,846,766,771

Unrealized appreciation	$536,391,897
Unrealized depreciation	(88,145,101)

Net unrealized appreciation (depreciation)	$448,246,796

Undistributed tax exempt income	$22,424,144
Undistributed ordinary income	57,110

Distributable earnings	$22,481,254

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums, wash sales and bond workout expenditures.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management has reviewed the requirements and believes the adoption of these provisions of the Act will not have a material impact on the financial statements.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2018, aggregated $1,951,223,588 and $2,479,489,732, respectively.

7.  Defaulted Securities

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April 30, 2018, the aggregate value of these securities was $13,824,437, representing 0.1% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

8.  Concentration of Risk

Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

9.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2018, the Fund did not use the Global Credit Facility.

10.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At April 30, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

11.  New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables— Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

Abbreviations

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.	IDAR	Industrial Development Authority Revenue
AMBAC	American Municipal Bond Assurance Corp.	IDB	Industrial Development Bond/Board
BAM	Build America Mutual Assurance Co.	IDC	Industrial Development Corp.
BHAC	Berkshire Hathaway Assurance Corp.	ISD	Independent School District
CDA	Community Development Authority/Agency	LOC	Letter of Credit
CDD	Community Development District	MFH	Multi-Family Housing
COP	Certificate of Participation	MFMR	Multi-Family Mortgage Revenue
EDA	Economic Development Authority	MTA	Metropolitan Transit Authority
EDC	Economic Development Corp.	NATL	National Public Financial Guarantee Corp.
ETM	Escrow to Maturity	PCC	Pollution Control Corp.
FGIC	Financial Guaranty Insurance Co.	PCR	Pollution Control Revenue
FHLMC	Federal Home Loan Mortgage Corp.	PSF	Permanent School Fund
FICO	Financing Corp.	RDA	Redevelopment Agency/Authority
GARB	General Airport Revenue Bonds	RDAR	Redevelopment Agency Revenue
GO	General Obligation	SPA	Standby Purchase Agreement
HFA	Housing Finance Authority/Agency	UHSD	Unified/Union High School District
HFAR	Housing Finance Authority Revenue	USD	Unified/Union School District
IDA	Industrial Development Authority/Agency

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Federal Tax-Free Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin Federal Tax-Free Income Fund (the “Fund”) as of April 30, 2018, the related statement of operations for the year ended April 30, 2018, the statement of changes in net assets for each of the two years in the period ended April 30, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

June 18, 2018

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Tax Information (unaudited)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby reports 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended April 30, 2018. A portion of the Fund’s exempt-interest dividends may be subject to the federal alternative minimum tax. By mid-February 2019, shareholders will be notified of amounts for use in preparing their 2018 income tax returns.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Special Meeting of Shareholders

MEETING OF SHAREHOLDERS: OCTOBER 30, 2017 AND RECONVENED ON DECEMBER 15, 2017

(UNAUDITED)

A Special Meeting of Shareholders of the Fund was held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California on October 30, 2017 and reconvened on December 15, 2017. The purpose of the meeting was to elect Trustees of the Fund and to vote on the following proposals for the Fund: to approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval and to approve an amended fundamental investment restriction regarding investments in commodities. At the meeting, (i) the following persons were elected by the shareholders to serve as Trustees of the Fund: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, Larry D. Thompson, and John B. Wilson; and (ii) the proposals to use a “manager of managers” structure and to approve an amended fundamental investment restriction regarding investments in commodities were approved by shareholders of the Fund. No other business was transacted at the meeting.

In connection with the meeting, management is aware that some shareholders received from the proxy solicitor numerous calls and mailings that may have been distracting. Management is taking steps to ensure that, in the future, for any new shareholder meeting solicitations that occur, such activity is not repeated. Management apologizes for any inconvenience that may have been caused as a result of such calls and mailings.

The results of the voting at the meeting are as follows:

Proposal 1.	To elect a Board of Trustees:

Name	For	Withheld
Harris J. Ashton	586,968,901	18,552,749
Terrence J. Checki	587,067,424	18,454,226
Mary C. Choksi	587,559,428	17,962,222
Edith E. Holiday	587,690,205	17,831,445
Gregory E. Johnson	587,598,227	17,923,423
Rupert H. Johnson, Jr.	587,204,078	18,317,573
J. Michael Luttig	587,668,014	17,853,636
Larry D. Thompson	587,358,284	18,163,366
John B. Wilson	587,676,823	17,844,827

Total Trust Shares Outstanding*: 1,025,958,484

*	As of the record date.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

SPECIAL MEETING OF SHAREHOLDERS

Proposal 2.	To approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval:

Shares
For	421,717,060
Against	31,987,624
Abstain	23,422,375
Broker Non-Votes	128,394,587
Total Fund Shares Voted	605,521,651
Total Fund Shares Outstanding*	1,025,958,484

Proposal 3.	To approve an amended fundamental investment restriction regarding investments in commodities:

Shares
For	422,772,501
Against	24,575,782
Abstain	29,778,780
Broker Non-Votes	128,394,587
Total Fund Shares Voted	605,521,651
Total Fund Shares Outstanding*	1,025,958,484

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during at least the past five years and number of US registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1982	138	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since December 2017	112	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999- present); member of the Board of Trustees of the Economic Club of New York (2013 -present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	138	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015–2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	138	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	138	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006- present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	138	The Southern Company (energy company) (2014-present); previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017 – present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President — Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President — Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee sice 2006 and lead Independent Trustee since 2008	112	None

Principal Occupation During at Least the Past 5 Years:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing) (2002-present); Senior Advisor, McKinsey & Co. (consulting) (2017-present); serves on private and non-profit boards; and formerly, President, Staples International and Head of Global Transformation (office supplies) (2012-2016); Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	152	None

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member - Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Chairman of the Board and Trustee since 2013	138	None

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Sheila Amoroso (1959) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1999	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of seven of the investment companies in Franklin Templeton Investments.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Rafael R. Costas, Jr. (1965) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1999	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of seven of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 28 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since June 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Christopher J. Molumphy (1962) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 21 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Thomas Walsh (1961) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1999	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of seven of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the US registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN FEDERAL TAX-FREE INCOME FUND

(Fund)

At an in-person meeting held on February 27, 2018 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

SHAREHOLDER INFORMATION

Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended December 31, 2017. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional general & insured municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was in the first (the best) or second quintile and above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the median of its Performance Universe, but for the 10-year period was above the median of its Performance Universe. Given the Fund’s income-oriented investment objective, the Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return for each of the one-, three- and five-year periods, while below the median, exceeded 2.2%.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers (Management Rate), if any, of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Fund included the Fund and 11 other general & insured municipal debt funds. The Board noted that the Management Rate for the Fund was slightly above the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2017, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to Franklin Resources, Inc. and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

SHAREHOLDER INFORMATION

management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

68	Annual Report	franklintempleton.com

Annual Report and Shareholder Letter

Franklin Federal Tax-Free Income Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	116 A 06/18

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $84,661 for the fiscal year ended April 30, 2018 and $73,932 for the fiscal year ended April 30, 2017.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,302 for the fiscal year ended April 30, 2018 and $0 for the fiscal year ended April 30, 2017. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $14,000 for the fiscal year ended April 30, 2018 and $255,000 for the fiscal year ended April 30, 2017. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process and derivatives assessments and benchmarking services in connection with the ICI TA survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)    pre-approval of all audit and audit related services;

(ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii)    pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $18,302 for the fiscal year ended April 30, 2018 and $255,000 for the fiscal year ended April 30, 2017.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.     N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)    Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a)    (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration

Date June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration

Date June 26, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer

Date June 26, 2018